UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.804849.108

LTB-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,206,894
Automobiles - 0.4%
Daimler Finance North America LLC:
1.65% 4/10/15 (c)	620,000	619,858
1.95% 3/28/14 (c)	790,000	798,516
Volkswagen International Finance NV 1.625% 3/22/15 (c)	1,180,000	1,184,727
		2,603,101
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	557,767
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	367,184
5.15% 3/1/20	693,000	809,777
5.7% 5/15/18	42,000	49,350
COX Communications, Inc. 4.625% 6/1/13	674,000	698,342
Discovery Communications LLC:
3.7% 6/1/15	875,000	930,054
5.05% 6/1/20	322,000	367,354
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,291
5.15% 4/30/20	1,000,000	1,160,161
News America, Inc.:
5.3% 12/15/14	132,000	144,997
6.9% 3/1/19	750,000	912,402
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	426,399
5.85% 5/1/17	996,000	1,158,510
6.2% 7/1/13	404,000	426,498
6.75% 7/1/18	1,141,000	1,383,087
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,298
4.875% 3/15/20	731,000	824,339
5.875% 11/15/16	685,000	805,887
Viacom, Inc.:
3.5% 4/1/17	455,000	489,649
6.125% 10/5/17	679,000	811,946
		11,861,525
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,108,108
Specialty Retail - 0.5%
AutoZone, Inc. 3.7% 4/15/22	494,000	510,166
Home Depot, Inc. 4.4% 4/1/21	610,000	700,711
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	849,917
Staples, Inc. 7.375% 10/1/12	1,352,000	1,380,001
		3,440,795
TOTAL CONSUMER DISCRETIONARY		20,778,190
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	557,702
2.5% 3/26/13	1,453,000	1,471,838
5.375% 11/15/14	111,000	122,510
Beam, Inc. 1.875% 5/15/17	129,000	129,261
Diageo Capital PLC 1.5% 5/11/17	650,000	649,936
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	561,322
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	521,002
6.375% 6/15/14	272,000	299,501
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,093,310
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	1,280,000	1,313,669
The Coca-Cola Co. 3.15% 11/15/20	80,000	86,147
		6,806,198
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	678,429
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	852,195
		1,530,624
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (c)	106,000	126,909
General Mills, Inc. 5.2% 3/17/15	650,000	721,744
Kraft Foods Group, Inc. 2.25% 6/5/17 (c)	610,000	622,129
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	780,694
6.5% 8/11/17	140,000	169,623
6.75% 2/19/14	82,000	89,606
		2,510,705
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	$ 1,342,000	$ 1,846,061
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,157,940
Reynolds American, Inc. 6.75% 6/15/17	513,000	618,041
		3,622,042
TOTAL CONSUMER STAPLES		14,469,569
ENERGY - 4.5%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	468,000	468,026
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	708,897
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	889,114
Halliburton Co. 6.15% 9/15/19	425,000	528,898
Noble Holding International Ltd. 2.5% 3/15/17	262,000	264,800
Weatherford International Ltd.:
4.95% 10/15/13	303,000	316,666
5.15% 3/15/13	1,469,000	1,513,340
		4,689,741
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	51,040
6.375% 9/15/17	555,000	649,256
Apache Corp. 1.75% 4/15/17	172,000	174,721
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	651,504
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	803,459
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	776,968
Duke Capital LLC 6.25% 2/15/13	151,000	155,855
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	229,048
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,668
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	656,871
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	543,224
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	642,489
4.6% 8/1/12	706,000	710,394
5.6% 10/15/14	339,000	372,647
5.65% 4/1/13	105,000	108,689
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	676,247
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,266
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	922,296
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	$ 877,000	$ 905,022
Nexen, Inc.:
5.2% 3/10/15	158,000	168,454
6.2% 7/30/19	55,000	65,009
Petro-Canada 6.05% 5/15/18	326,000	385,562
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	639,324
5.75% 1/20/20	816,000	888,864
7.875% 3/15/19	647,000	782,530
Petroleos Mexicanos:
4.875% 1/24/22 (c)	700,000	731,500
6% 3/5/20	59,000	66,228
Phillips 66 2.95% 5/1/17 (c)	1,260,000	1,284,668
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	402,428
4.25% 9/1/12	1,045,000	1,052,366
5.75% 1/15/20	962,000	1,126,513
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	331,468
5.832% 9/30/16 (c)	191,997	205,725
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	483,643
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	909,964
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,171
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,125,448
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,274,974
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	513,450
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	460,304
Western Gas Partners LP 5.375% 6/1/21	600,000	662,250
XTO Energy, Inc.:
5% 1/31/15	264,000	295,281
5.65% 4/1/16	181,000	215,169
		23,179,957
TOTAL ENERGY		27,869,698
FINANCIALS - 18.1%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	405,427
BlackRock, Inc. 4.25% 5/24/21	650,000	711,869
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.3% 5/3/15	$ 620,000	$ 611,048
3.7% 8/1/15	712,000	706,365
5.25% 7/27/21	750,000	742,444
5.95% 1/18/18	1,693,000	1,768,985
6.15% 4/1/18	402,000	419,872
Lazard Group LLC:
6.85% 6/15/17	669,000	735,494
7.125% 5/15/15	239,000	260,251
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,523
6.875% 4/25/18	726,000	798,064
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,289,025
4.75% 4/1/14	138,000	136,181
5.45% 1/9/17	200,000	195,455
5.625% 9/23/19	112,000	106,926
5.75% 1/25/21	647,000	610,352
5.95% 12/28/17	383,000	381,872
6% 4/28/15	130,000	132,239
7.3% 5/13/19	603,000	625,482
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	1,200,000	1,228,615
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,286,273
		13,194,762
Commercial Banks - 5.7%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	749,963
Bank of Montreal 2.5% 1/11/17	640,000	661,350
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,680,887
BB&T Corp.:
2.05% 4/28/14	750,000	765,265
3.95% 3/22/22	940,000	984,031
BNP Paribas 2.125% 12/21/12	380,000	381,183
Comerica, Inc. 3% 9/16/15	2,000	2,063
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	634,116
2.9% 9/17/14 (c)	3,000,000	3,142,089
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,707,068
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	886,814
Fifth Third Bancorp:
3.5% 3/15/22	700,000	711,515
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
3.625% 1/25/16	$ 361,000	$ 380,547
4.5% 6/1/18	63,000	66,860
8.25% 3/1/38	68,000	96,276
Fifth Third Bank 4.75% 2/1/15	308,000	327,749
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	7,000	6,860
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	707,765
HBOS PLC 6.75% 5/21/18 (c)	509,000	466,568
HSBC Holdings PLC:
4% 3/30/22	567,000	577,596
5.1% 4/5/21	610,000	675,273
Huntington Bancshares, Inc. 7% 12/15/20	180,000	212,695
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,317,703
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,959,466
KeyBank NA 5.8% 7/1/14	1,101,000	1,187,454
KeyCorp. 5.1% 3/24/21	622,000	703,346
Marshall & Ilsley Bank:
5% 1/17/17	778,000	843,474
5.25% 9/4/12	6,000	6,059
National Australia Bank Ltd. 2% 3/9/15	630,000	630,700
PNC Funding Corp. 3.625% 2/8/15	717,000	763,646
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,013,217
Regions Bank 7.5% 5/15/18	250,000	280,000
Regions Financial Corp.:
0.6437% 6/26/12 (g)	31,000	30,978
5.75% 6/15/15	4,000	4,200
7.75% 11/10/14	20,000	21,750
SunTrust Banks, Inc.:
3.5% 1/20/17	640,000	660,361
3.6% 4/15/16	525,000	545,490
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,258,661
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,272,093
UnionBanCal Corp. 5.25% 12/16/13	115,000	121,116
Wachovia Bank NA 4.875% 2/1/15	283,000	301,299
Wachovia Corp. 5.625% 10/15/16	590,000	661,510
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,219,143
3.5% 3/8/22	700,000	710,989
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16	$ 620,000	$ 657,499
Westpac Banking Corp. 1.85% 12/9/13	687,000	694,121
		35,688,808
Consumer Finance - 2.1%
American Express Credit Corp.:
2.75% 9/15/15	1,561,000	1,611,603
2.8% 9/19/16	599,000	617,295
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,318,958
2.15% 3/23/15	620,000	622,714
3.15% 7/15/16	605,000	628,142
7.375% 5/23/14	232,000	255,284
Discover Financial Services:
5.2% 4/27/22	93,000	98,759
6.45% 6/12/17	399,000	454,285
Ford Motor Credit Co. LLC 2.75% 5/15/15	930,000	945,539
General Electric Capital Corp.:
2.1% 1/7/14	177,000	179,426
2.15% 1/9/15	936,000	948,357
2.25% 11/9/15	886,000	897,772
2.9% 1/9/17	640,000	657,997
2.95% 5/9/16	255,000	263,012
3.35% 10/17/16	610,000	640,291
3.5% 6/29/15	1,263,000	1,326,461
6.375% 11/15/67 (g)	1,275,000	1,311,656
HSBC USA, Inc. 2.375% 2/13/15	511,000	512,676
		13,290,227
Diversified Financial Services - 3.1%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	237,584
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,257,807
5.75% 12/1/17	1,150,000	1,196,989
5.875% 1/5/21	980,000	1,023,903
BP Capital Markets PLC:
2.248% 11/1/16	620,000	638,303
3.125% 10/1/15	60,000	63,171
3.2% 3/11/16	610,000	645,254
3.245% 5/6/22	620,000	630,272
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 140,000	$ 144,900
Citigroup, Inc.:
3.953% 6/15/16	610,000	620,016
4.75% 5/19/15	1,605,000	1,672,392
5.125% 5/5/14	239,000	250,500
6.125% 5/15/18	38,000	41,370
6.5% 8/19/13	2,950,000	3,096,860
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,327,012
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	611,950
3.4% 6/24/15	2,482,000	2,562,171
4.5% 1/24/22	640,000	683,298
5.4% 1/6/42	266,000	288,975
TECO Finance, Inc.:
4% 3/15/16	171,000	183,626
5.15% 3/15/20	252,000	289,890
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	970,196
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(g)	527,000	526,213
		18,962,652
Insurance - 2.3%
American International Group, Inc.:
3% 3/20/15	310,000	313,078
4.25% 9/15/14	970,000	1,004,358
4.875% 6/1/22	604,000	608,976
Aon Corp.:
3.5% 9/30/15	911,000	952,326
5% 9/30/20	600,000	681,125
Assurant, Inc. 5.625% 2/15/14	332,000	348,325
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,571
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	622,883
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	259,000	257,705
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	289,594
5.375% 3/15/17	18,000	19,128
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	617,810
6.5% 3/15/35 (c)	104,000	110,440
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	398,808
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
2.375% 2/6/14	$ 876,000	$ 894,625
5% 6/15/15	175,000	191,983
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	772,988
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	395,629
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	655,023
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	60,308
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,259,143
Pacific LifeCorp 6% 2/10/20 (c)	51,000	56,899
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	648,021
4.5% 11/15/20	700,000	739,243
5.15% 1/15/13	73,000	74,827
5.4% 6/13/35	68,000	69,748
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	29,000	26,052
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	914,231
Unum Group:
5.625% 9/15/20	370,000	404,625
7.125% 9/30/16	704,000	808,111
		14,285,583
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	194,595
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	56,535
Boston Properties, Inc. 3.85% 2/1/23 (d)	420,000	419,072
BRE Properties, Inc. 5.5% 3/15/17	61,000	67,646
Camden Property Trust:
5.375% 12/15/13	326,000	343,402
5.875% 11/30/12	102,000	104,347
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	299,078
5.375% 10/15/12	225,000	226,430
7.5% 4/1/17	389,000	446,819
Duke Realty LP:
4.625% 5/15/13	122,000	124,995
5.875% 8/15/12	86,000	86,734
Equity One, Inc.:
6% 9/15/17	131,000	143,007
6.25% 12/15/14	62,000	66,703
6.25% 1/15/17	74,000	80,289
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 85,000	$ 89,262
5.9% 4/1/20	5,000	5,701
6% 7/15/12	509,000	511,407
6.2% 1/15/17	94,000	106,117
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,154
6.25% 6/15/17	186,000	199,962
6.65% 1/15/18	95,000	103,103
UDR, Inc. 5.5% 4/1/14	1,107,000	1,170,516
Washington (REIT) 5.25% 1/15/14	30,000	31,233
		5,097,107
Real Estate Management & Development - 2.0%
AMB Property LP 5.9% 8/15/13	389,000	404,190
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,025,892
6.125% 4/15/20	6,000	6,852
Brandywine Operating Partnership LP 5.7% 5/1/17	369,000	393,932
Colonial Properties Trust 6.875% 8/15/12	107,000	107,838
Duke Realty LP:
5.4% 8/15/14	498,000	528,786
6.25% 5/15/13	1,166,000	1,206,776
6.75% 3/15/20	35,000	41,582
8.25% 8/15/19	7,000	8,685
ERP Operating LP:
4.625% 12/15/21	630,000	687,317
4.75% 7/15/20	446,000	493,035
5.375% 8/1/16	240,000	268,656
5.5% 10/1/12	384,000	389,919
5.75% 6/15/17	1,003,000	1,160,623
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,112,200
5.125% 3/2/15	170,000	180,932
5.5% 12/15/16	260,000	286,839
6.625% 10/1/17	582,000	675,344
Mack-Cali Realty LP:
4.5% 4/18/22	185,000	192,213
7.75% 8/15/19	64,000	78,556
Post Apartment Homes LP 6.3% 6/1/13	571,000	594,021
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	$ 189,000	$ 193,052
5.5% 1/15/14 (c)	144,000	147,020
5.7% 4/15/17 (c)	295,000	304,410
Regency Centers LP:
4.95% 4/15/14	92,000	95,907
5.25% 8/1/15	322,000	345,071
5.875% 6/15/17	160,000	180,189
Simon Property Group LP:
2.8% 1/30/17	142,000	146,176
4.2% 2/1/15	234,000	249,515
5.3% 5/30/13	12,000	12,458
Tanger Properties LP:
6.125% 6/1/20	606,000	699,137
6.15% 11/15/15	115,000	127,852
		12,344,975
TOTAL FINANCIALS		112,864,114
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	521,093
Celgene Corp. 2.45% 10/15/15	56,000	57,277
		578,370
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	777,207
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	302,690
6.3% 8/15/14	546,000	595,944
Express Scripts, Inc.:
3.125% 5/15/16	555,000	578,307
5.25% 6/15/12	505,000	505,592
6.25% 6/15/14	299,000	327,285
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,143,202
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	829,492
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.125% 5/15/22	$ 620,000	$ 618,672
4.35% 8/15/20	760,000	842,760
		5,743,944
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	419,556
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,049,678
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,352
		1,539,586
TOTAL HEALTH CARE		8,639,107
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	55,942
United Technologies Corp. 1.8% 6/1/17	602,000	610,301
		666,243
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	412,938
6.795% 2/2/20	20,196	19,994
6.9% 7/2/19	119,701	127,936
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	248,089	258,013
8.36% 1/20/19	200,700	210,735
		1,029,616
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
3.2% 6/15/22	620,000	629,585
6% 10/15/17	442,000	534,394
		1,163,979
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	630,917
TOTAL INDUSTRIALS		3,490,755
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	$ 630,000	$ 642,923
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	564,021
6% 10/1/12	673,000	684,547
6.55% 10/1/17	356,000	427,377
		1,675,945
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,191,440
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,130,135
TOTAL INFORMATION TECHNOLOGY		5,640,443
MATERIALS - 0.8%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	594,000	623,935
4.25% 11/15/20	321,000	341,605
7.6% 5/15/14	80,000	89,405
		1,054,945
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	351,205
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,005,203
9.375% 4/8/14 (c)	459,000	521,091
9.375% 4/8/19 (c)	630,000	841,148
ArcelorMittal SA 3.75% 3/1/16	58,000	57,712
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	630,000	657,657
6.375% 11/30/12 (c)	302,000	308,930
Vale Overseas Ltd. 6.25% 1/23/17	403,000	454,374
		3,846,115
TOTAL MATERIALS		5,252,265
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 390,000	$ 412,358
AT&T, Inc.:
2.5% 8/15/15	562,000	584,861
6.7% 11/15/13	177,000	192,768
CenturyLink, Inc. 6.15% 9/15/19	592,000	621,273
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	953,921
5.25% 7/22/13	370,000	387,346
France Telecom SA 2.125% 9/16/15	220,000	220,601
Qwest Corp. 3.7237% 6/15/13 (g)	1,080,000	1,087,839
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,038,253
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,187,506
6.421% 6/20/16	234,000	229,998
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,311,558
3% 4/1/16	621,000	662,583
		8,890,865
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16	646,000	652,085
3.625% 3/30/15	600,000	635,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	702,126
4.75% 10/1/14	1,360,000	1,465,144
5.875% 10/1/19	34,000	39,245
Vodafone Group PLC:
4.15% 6/10/14	346,000	367,704
5% 12/16/13	398,000	422,710
		4,284,964
TOTAL TELECOMMUNICATION SERVICES		13,175,829
UTILITIES - 3.1%
Electric Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	72,814
AmerenUE 6.4% 6/15/17	519,000	628,762
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	758,407
Commonwealth Edison Co. 4% 8/1/20	600,000	672,125
Duke Capital LLC 5.668% 8/15/14	357,000	386,603
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	$ 48,000	$ 54,540
Edison International 3.75% 9/15/17	431,000	456,114
EDP Finance BV 5.375% 11/2/12 (c)	1,001,000	1,003,503
Exelon Corp. 4.9% 6/15/15	415,000	452,768
FirstEnergy Corp. 7.375% 11/15/31	55,000	70,181
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	171,263
6.05% 8/15/21	655,000	732,276
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	479,425
3.75% 11/15/20	2,000	2,085
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,923,353
6.5% 8/1/18	273,000	338,238
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,043,962
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	100,380
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	132,411
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	469,201
Progress Energy, Inc. 4.4% 1/15/21	732,000	828,828
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	284,353
Tampa Electric Co.:
4.1% 6/15/42	108,000	107,702
5.4% 5/15/21	238,000	288,336
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	115,283
		11,572,913
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	201,874
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	245,268
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,586,228
PSEG Power LLC 2.75% 9/15/16	148,000	153,069
		1,984,565
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	793,657
Dominion Resources, Inc.:
2.7697% 9/30/66 (g)	651,000	579,045
7.5% 6/30/66 (g)	567,000	601,020
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 495,000	$ 503,323
National Grid PLC 6.3% 8/1/16	248,000	287,497
NiSource Finance Corp.:
5.25% 9/15/17	402,000	449,742
5.4% 7/15/14	234,000	253,625
5.45% 9/15/20	43,000	48,912
6.4% 3/15/18	230,000	271,027
Sempra Energy 2.3% 4/1/17	1,435,000	1,473,876
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	465,350
		5,727,074
TOTAL UTILITIES		19,486,426
TOTAL NONCONVERTIBLE BONDS (Cost $216,101,007)		231,666,396
U.S. Government and Government Agency Obligations - 37.2%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.375% 3/16/15	584,000	581,714
0.5% 5/27/15	82,000	81,859
0.5% 7/2/15	3,110,000	3,102,514
0.625% 10/30/14	233,000	233,924
0.75% 12/19/14	833,000	838,518
0.875% 8/28/14	4,614,000	4,660,975
Freddie Mac:
0.5% 4/17/15	402,000	401,766
0.625% 12/29/14	110,000	110,372
0.75% 11/25/14	248,000	249,426
1% 7/30/14	2,698,000	2,732,893
1% 8/27/14	2,210,000	2,241,137
1.75% 9/10/15	4,207,000	4,360,732
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		19,595,830
U.S. Treasury Obligations - 34.0%
U.S. Treasury Notes:
0.875% 11/30/16	16,269,000	16,476,169
0.875% 4/30/17	28,446,000	28,759,361
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 9/30/16	$ 7,613,000	$ 7,751,579
1.125% 5/31/19	36,487,000	36,743,548
1.75% 7/31/15	26,929,000	28,067,181
1.875% 9/30/17	12,226,000	12,941,417
2% 2/15/22	33,916,000	35,320,326
3% 9/30/16	11,517,000	12,701,996
3.125% 1/31/17	8,719,000	9,712,146
3.625% 2/15/20 (e)	20,040,000	23,745,837
TOTAL U.S. TREASURY OBLIGATIONS		212,219,560
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	865,198
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $222,774,944)		232,680,588
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 5.1%
2.066% 10/1/33 (g)	47,848	50,226
2.115% 10/1/35 (g)	58,246	60,644
2.15% 3/1/35 (g)	37,077	39,130
2.235% 2/1/33 (g)	43,677	45,852
2.239% 10/1/33 (g)	21,006	22,072
2.242% 12/1/34 (g)	42,011	44,057
2.257% 7/1/35 (g)	20,347	21,433
2.301% 7/1/34 (g)	25,154	26,672
2.303% 6/1/36 (g)	34,614	37,076
2.332% 3/1/35 (g)	24,111	25,407
2.424% 10/1/33 (g)	49,567	52,399
2.425% 3/1/35 (g)	6,101	6,318
2.426% 7/1/35 (g)	146,352	154,356
2.434% 12/1/33 (g)	1,334,250	1,406,327
2.564% 11/1/36 (g)	267,256	286,381
2.601% 5/1/35 (g)	95,017	101,116
2.612% 4/1/35 (g)	831,404	888,183
2.633% 7/1/37 (g)	78,418	84,030
2.678% 7/1/35 (g)	236,820	253,202
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 7/1/21 to 11/1/21	$ 8,989,807	$ 9,462,406
3.184% 1/1/40 (g)	467,764	486,954
3.483% 3/1/40 (g)	344,363	358,041
3.5% 12/1/25	9,754,033	10,297,748
3.524% 12/1/39 (g)	135,690	142,472
3.612% 3/1/40 (g)	481,969	505,339
4% 8/1/18	515,158	546,794
4.5% 8/1/18 to 3/1/35	970,207	1,038,584
5.5% 11/1/34	2,975,775	3,264,873
6% 5/1/16 to 4/1/17	159,008	169,649
6.5% 12/1/13 to 11/1/17	463,655	498,507
7% 9/1/12 to 6/1/33	738,949	839,076
7.5% 8/1/17 to 3/1/28	206,648	239,813
8.5% 5/1/21 to 9/1/25	39,651	45,871
9.5% 2/1/25	3,350	3,557
10.5% 8/1/20	10,538	12,405
12.5% 12/1/13 to 4/1/15	3,798	4,113
TOTAL FANNIE MAE		31,521,083
Freddie Mac - 1.8%
2.301% 4/1/35 (g)	382,970	406,433
2.374% 1/1/35 (g)	80,793	85,222
3% 8/1/21	1,294,233	1,363,199
3.135% 3/1/33 (g)	7,779	8,275
3.342% 10/1/35 (g)	49,918	53,490
3.564% 4/1/40 (g)	270,262	282,934
3.566% 4/1/40 (g)	307,292	321,523
3.609% 2/1/40 (g)	608,741	633,851
4.5% 8/1/18	1,035,713	1,103,336
5% 3/1/19	1,642,786	1,760,464
5.5% 3/1/34 to 7/1/35	4,842,717	5,308,407
8.5% 9/1/24 to 8/1/27	45,645	54,395
11.5% 10/1/15	1,622	1,732
TOTAL FREDDIE MAC		11,383,261
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	155,927	179,377
7.5% 2/15/28 to 10/15/28	4,217	4,906
8% 6/15/24	198	230
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 10/15/21	$ 35,112	$ 40,578
11% 7/20/19 to 8/20/19	2,716	3,061
TOTAL GINNIE MAE		228,152
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,007,558)		43,132,496
Asset-Backed Securities - 8.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (g)	94,099	49,669
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (g)	54,705	44,761
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (g)	11,292	10,968
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(g)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	320,759	321,628
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	40,914	40,991
Class A4, 3% 10/15/15 (c)	280,000	283,330
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,141,207
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	576,245
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,715
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,123,091
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	602,985
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	772,407
Series 2012-1 Class A2, 0.71% 9/15/14	900,000	900,847
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	324,506
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,300,078
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,256,079
Series 2011-5 Class A1, 0.8888% 6/15/15 (g)	1,240,000	1,241,965
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,265,383
Series 2012-2 Class A, 0.7413% 3/15/16 (g)	700,000	700,012
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	873,707
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,604
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	918,108
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,632
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-4 Class A/S, 0.92% 3/9/15	$ 808,897	$ 809,686
Series 2011-5 Class A2, 1.19% 8/8/15	291,371	292,171
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	379,831
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (g)	9,233	7,057
Series 2004-R2 Class M3, 0.7888% 4/25/34 (g)	15,238	4,558
Series 2005-R2 Class M1, 0.6888% 4/25/35 (g)	176,341	155,746
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (g)	4,092	2,926
Series 2004-W11 Class M2, 0.9388% 11/25/34 (g)	63,962	45,235
Series 2004-W7 Class M1, 0.7888% 5/25/34 (g)	185,706	133,023
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (g)	150,023	35,658
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (g)	207,670	159,670
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (g)	11,484	108
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	950,000	966,738
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(c)(g)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	362,723	366,546
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	70,165	70,220
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3638% 2/25/35 (g)	427,000	249,459
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	880,000	882,815
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	415,042
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (c)(g)	14,617	11,547
Class B, 0.9898% 7/20/39 (c)(g)	30,070	13,231
Class C, 1.3398% 7/20/39 (c)(g)	38,684	774
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (g)	205,465	74,320
Chase Issuance Trust Series 2011-A2 Class A2, 0.3288% 5/15/15 (g)	2,300,000	2,300,891
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	726,419
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,089,861
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	357,208	358,430
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (g)	$ 25,312	$ 24,850
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (g)	36,015	8,078
Series 2004-3 Class M4, 1.2088% 4/25/34 (g)	18,137	6,523
Series 2004-4 Class M2, 1.0338% 6/25/34 (g)	50,135	22,586
Series 2005-3 Class MV1, 0.6588% 8/25/35 (g)	1,241	1,234
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,409,218
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (c)	780,000	778,835
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (g)	4,436	2,775
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (g)	33,155	16,365
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	422,691	422,917
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,084,057
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	520,000	533,954
Series 2009-D Class A4, 2.98% 8/15/14	690,000	700,875
Series 2010-B Class A4, 1.58% 9/15/15	1,360,000	1,377,239
Series 2011-B Class A4, 1.35% 12/15/16	510,000	515,154
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	399,668
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	644,611
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,326,465
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (g)	81,136	25,113
Class M4, 1.2588% 1/25/35 (g)	41,438	6,213
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(g)	335,000	117,250
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	131,075	125,832
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(g)	23,955	22,477
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(g)	219,786	190,617
Class B, 0.5188% 11/15/34 (c)(g)	79,745	54,979
Class C, 0.6188% 11/15/34 (c)(g)	131,612	74,770
Class D, 0.9888% 11/15/34 (c)(g)	49,922	15,327
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	$ 1,190,000	$ 1,196,321
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(g)	54,683	17,022
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (c)(g)	162,519	153,873
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (g)	47,926	32,305
Series 2003-3 Class M1, 1.5288% 8/25/33 (g)	58,637	41,650
Series 2003-5 Class A2, 0.9388% 12/25/33 (g)	2,817	2,225
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (g)	18,064	17,980
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	262,785
Series 2010-2 Class A4, 1.93% 8/18/16	1,670,000	1,691,273
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	335,700
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	833,994
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (g)	141,116	49,209
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	661,780
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	265,399
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (g)	25,000	501
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (g)	176,698	160,762
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (g)	47,514	42,219
Series 2006-A Class 2C, 1.6232% 3/27/42 (g)	392,000	18,530
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	1,634	1,651
Class C, 5.691% 10/20/28 (c)	817	822
Class D, 6.01% 10/20/28 (c)	8,783	8,811
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (g)	89,453	1,174
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,252,879
Series 2011-B Class A3, 1.07% 8/15/14 (c)	670,000	672,450
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	731,483
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (g)	20,738	12,556
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (g)	66,257	48,961
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (g)	148,652	113,208
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (g)	$ 301,668	$ 214,718
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (g)	4,895	3,628
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (g)	85,264	49,582
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (g)	45,571	28,592
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (g)	47,458	5,723
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (g)	5,594	9
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	614,000	27,630
Series 2006-4 Class D, 1.3388% 5/25/32 (g)	300,000	303
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	1,363,496	12,041
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (g)	162,650	69,441
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,664
Series 2011-A Class A3, 1.04% 8/15/14	910,000	913,412
Series 2011-B Class A3, 0.92% 2/16/15	460,000	459,411
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	513,118
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(c)(g)	64,000	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(g)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (g)	157	157
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (g)	2,021	1,990
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (g)	60,741	25,664
Class M4, 1.6888% 9/25/34 (g)	77,891	16,439
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (g)	126,217	62,188
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (g)	582	480
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	598,508	600,864
Series 2012-1 Class A2, 1.25% 4/15/15	570,000	572,077
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	420,479
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (g)	148,987	109,199
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(g)	54,681	53,410
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (g)	145,000	53,689
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	$ 81,826	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (g)	7,259	2,347
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	65,628	67,402
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (g)	2,472	1,796
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (c)(g)	312,005	3,900
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,204,886	1,206,619
Class A4, 1.18% 10/20/15	200,000	200,866
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (c)(g)	203,978	118,307
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	512,861
TOTAL ASSET-BACKED SECURITIES (Cost $51,074,187)		51,500,986
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(g)	675,117	676,194
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	96,797
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(g)	1,799	1,798
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (c)(g)	434,904	427,321
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	296,600	289,768
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (g)	25,291	14,669
Series 2006-1A:
Class A5, 0.3798% 12/20/54 (c)(g)	649,126	619,072
Class C2, 1.4398% 12/20/54 (c)(g)	578,000	335,240
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 1.1798% 12/20/54 (g)	$ 463,000	$ 268,540
Series 2006-3 Class C2, 0.7398% 12/20/54 (g)	128,000	74,240
Series 2006-4:
Class B1, 0.4198% 12/20/54 (g)	521,000	437,640
Class C1, 0.9998% 12/20/54 (g)	319,000	185,020
Class M1, 0.5798% 12/20/54 (g)	137,000	102,065
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (g)	258,000	149,640
Class 1M1, 0.5398% 12/20/54 (g)	172,000	128,140
Class 2C1, 1.1998% 12/20/54 (g)	117,000	67,860
Class 2M1, 0.7398% 12/20/54 (g)	222,000	165,390
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (g)	308,000	178,640
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (g)	288,287	276,136
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9157% 1/20/44 (g)	36,767	25,919
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (g)	484,454	461,201
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	352,762	366,615
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (g)	67,935	42,141
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (g)	131,633	88,458
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(g)	143,209	116,495
Class B6, 3.0888% 7/10/35 (c)(g)	238,242	191,086
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(g)	25,862	24,266
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	503,398	504,328
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (g)	3,984	2,901
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (g)	280,140	223,571
TOTAL PRIVATE SPONSOR		6,541,151
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 41,845	$ 44,969
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	143,268	153,241
Series 2004-86 Class KC, 4.5% 5/25/19	90,048	92,933
Series 2010-123 Class DL, 3.5% 11/25/25	407,796	425,276
Series 2010-143 Class B, 3.5% 12/25/25	638,843	671,105
Freddie Mac:
floater Series 3346 Class FA, 0.4688% 2/15/19 (g)	581,068	581,864
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	147,343	156,869
Series 2363 Class PF, 6% 9/15/16	191,508	202,670
Series 3777 Class AC, 3.5% 12/15/25	1,201,795	1,265,379
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	522,033	536,528
TOTAL U.S. GOVERNMENT AGENCY		4,130,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,634,887)		10,671,985
Commercial Mortgage Securities - 5.6%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	890,000	890,578
Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (g)	58,401	58,478
Class A6, 7.5234% 2/14/43 (g)	253,000	254,685
Class PS1, 1.4221% 2/14/43 (g)(i)	333,849	4,185
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (g)	193,769	204,445
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	315,159
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	460,754
Series 2007-4 Class A3, 5.9835% 2/10/51 (g)	215,000	224,054
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	9,837
Series 2007-3 Class A3, 5.8366% 6/10/49 (g)	361,000	369,851
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	26,337	26,562
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer: - continued
Series 2004-2: - continued
Class A4, 4.153% 11/10/38	$ 274,000	$ 281,151
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	120,815
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	38,076	38,058
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(g)	93,000	91,149
Class D, 0.5988% 3/15/22 (c)(g)	94,000	91,424
Class E, 0.6388% 3/15/22 (c)(g)	78,000	75,785
Class F, 0.7088% 3/15/22 (c)(g)	70,189	68,090
Class G, 0.7688% 3/15/22 (c)(g)	45,493	42,768
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(g)	94,271	92,386
Class E, 0.4788% 10/15/19 (c)(g)	157,000	149,935
Class F, 0.5488% 10/15/19 (c)(g)	360,653	342,620
Class G, 0.5688% 10/15/19 (c)(g)	144,054	135,411
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (c)(g)	7,111	5,123
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(g)	104,092	85,901
Class B, 2.1388% 4/25/34 (c)(g)	14,285	8,328
Class M1, 0.7988% 4/25/34 (c)(g)	11,574	8,218
Class M2, 1.4388% 4/25/34 (c)(g)	10,716	7,520
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(g)	150,918	104,196
Class M1, 0.6688% 8/25/35 (c)(g)	8,893	4,581
Class M2, 0.7188% 8/25/35 (c)(g)	14,667	6,620
Class M3, 0.7388% 8/25/35 (c)(g)	8,115	3,189
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (c)(g)	65,621	41,367
Class M1, 0.6788% 11/25/35 (c)(g)	7,708	4,365
Class M2, 0.7288% 11/25/35 (c)(g)	9,786	5,309
Class M3, 0.7488% 11/25/35 (c)(g)	8,758	4,552
Class M4, 0.8388% 11/25/35 (c)(g)	10,912	5,198
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(g)	147,500	102,369
Class B1, 1.6388% 1/25/36 (c)(g)	12,747	1,773
Class M1, 0.6888% 1/25/36 (c)(g)	47,581	20,807
Class M2, 0.7088% 1/25/36 (c)(g)	14,274	5,589
Class M3, 0.7388% 1/25/36 (c)(g)	20,846	7,357
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M4, 0.8488% 1/25/36 (c)(g)	$ 11,529	$ 3,590
Class M5, 0.8888% 1/25/36 (c)(g)	11,529	3,108
Class M6, 0.9388% 1/25/36 (c)(g)	12,245	2,249
Series 2006-1:
Class A2, 0.5988% 4/25/36 (c)(g)	23,070	14,883
Class M1, 0.6188% 4/25/36 (c)(g)	8,251	4,850
Class M2, 0.6388% 4/25/36 (c)(g)	8,718	4,795
Class M3, 0.6588% 4/25/36 (c)(g)	7,501	3,793
Class M4, 0.7588% 4/25/36 (c)(g)	4,251	1,965
Class M5, 0.7988% 4/25/36 (c)(g)	4,126	1,697
Class M6, 0.8788% 4/25/36 (c)(g)	8,226	3,228
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (c)(g)	355,892	240,217
Class A2, 0.5188% 7/25/36 (c)(g)	20,446	13,586
Class B1, 1.1088% 7/25/36 (c)(g)	7,655	766
Class B3, 2.9388% 7/25/36 (c)(g)	11,803	417
Class M1, 0.5488% 7/25/36 (c)(g)	21,452	8,709
Class M2, 0.5688% 7/25/36 (c)(g)	15,135	5,390
Class M3, 0.5888% 7/25/36 (c)(g)	12,554	3,906
Class M4, 0.6588% 7/25/36 (c)(g)	8,478	2,223
Class M5, 0.7088% 7/25/36 (c)(g)	10,419	1,849
Class M6, 0.7788% 7/25/36 (c)(g)	15,546	1,986
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (c)(g)	6,051	70
Class M4, 0.6688% 10/25/36 (c)(g)	16,757	1,420
Class M5, 0.7188% 10/25/36 (c)(g)	20,060	1,177
Class M6, 0.7988% 10/25/36 (c)(g)	39,313	1,267
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(g)	88,054	57,002
Class A2, 0.5088% 12/25/36 (c)(g)	370,209	163,530
Class B1, 0.9388% 12/25/36 (c)(g)	13,636	532
Class B2, 1.4888% 12/25/36 (c)(g)	5,469	152
Class M1, 0.5288% 12/25/36 (c)(g)	28,436	7,841
Class M2, 0.5488% 12/25/36 (c)(g)	19,151	3,747
Class M3, 0.5788% 12/25/36 (c)(g)	19,151	2,572
Class M4, 0.6388% 12/25/36 (c)(g)	22,633	2,634
Class M5, 0.6788% 12/25/36 (c)(g)	21,472	2,012
Class M6, 0.7588% 12/25/36 (c)(g)	19,151	1,245
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(g)	96,096	48,019
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(g)	$ 90,977	$ 48,904
Class A2, 0.5588% 7/25/37 (c)(g)	85,055	28,400
Class B1, 1.8388% 7/25/37 (c)(g)	25,015	779
Class M1, 0.6088% 7/25/37 (c)(g)	29,868	4,170
Class M2, 0.6488% 7/25/37 (c)(g)	16,136	1,355
Class M3, 0.7288% 7/25/37 (c)(g)	16,278	1,157
Class M4, 0.8888% 7/25/37 (c)(g)	33,178	2,124
Class M5, 0.9888% 7/25/37 (c)(g)	29,231	1,542
Class M6, 1.2388% 7/25/37 (c)(g)	36,539	1,531
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(g)	88,526	41,602
Class B1, 1.1888% 7/25/37 (c)(g)	21,782	1,600
Class B2, 1.8388% 7/25/37 (c)(g)	54,714	1,927
Class B3, 4.2388% 7/25/37 (c)(g)	1,139	13
Class M1, 0.5488% 7/25/37 (c)(g)	19,638	5,028
Class M2, 0.5788% 7/25/37 (c)(g)	21,069	3,904
Class M3, 0.6088% 7/25/37 (c)(g)	32,503	4,579
Class M4, 0.7388% 7/25/37 (c)(g)	51,429	6,311
Class M5, 0.8388% 7/25/37 (c)(g)	26,733	2,912
Class M6, 1.0388% 7/25/37 (c)(g)	20,250	1,893
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (c)(g)	10,319	416
Class M1, 1.1888% 9/25/37 (c)(g)	34,537	2,531
Class M2, 1.2888% 9/25/37 (c)(g)	34,537	1,882
Class M4, 1.8388% 9/25/37 (c)(g)	87,088	3,532
Class M5, 1.9888% 9/25/37 (c)(g)	87,088	2,680
Class M6, 2.1888% 9/25/37 (c)(g)	87,165	1,666
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	390,931	14,738
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(g)(i)	971,805	88,866
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (c)(g)	46,575	44,612
Class J, 1.0888% 3/15/19 (c)(g)	46,405	42,187
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (c)(g)	76,569	69,258
Class E, 0.5388% 3/15/22 (c)(g)	394,020	348,519
Class F, 0.5888% 3/15/22 (c)(g)	241,475	208,760
Class G, 0.6388% 3/15/22 (c)(g)	62,931	53,147
Class H, 0.7888% 3/15/22 (c)(g)	76,569	60,070
Class J, 0.9388% 3/15/22 (c)(g)	76,569	57,773
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	56,415	57,099
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(g)(i)	$ 2,274,310	$ 22,884
Series 2006-T24 Class X2, 0.6233% 10/12/41 (c)(g)(i)	427,756	2,610
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (c)(g)(i)	15,203,103	156,029
Series 2007-T28 Class X2, 0.3209% 9/11/42 (c)(g)(i)	8,179,766	48,498
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(g)	81,698	68,327
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	261,787
Class XCL, 1.3344% 5/15/35 (c)(g)(i)	881,150	18,825
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(g)	18,120	17,447
Class H, 0.6098% 8/15/21 (c)(g)	40,527	37,827
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (g)	194,159	197,372
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	221,517
Class C, 5.476% 12/11/49	407,000	89,571
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (g)	216,000	230,143
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	45,360
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(g)	7,731	7,553
Class H, 0.8588% 4/15/17 (c)(g)	19,555	17,404
Class J, 1.0888% 4/15/17 (c)(g)	14,996	11,097
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(g)	132,785	126,045
Class D, 0.5788% 11/15/17 (c)(g)	6,961	6,468
Class E, 0.6288% 11/15/17 (c)(g)	24,362	22,394
Class F, 0.6888% 11/15/17 (c)(g)	17,061	15,555
Class G, 0.7388% 11/15/17 (c)(g)	11,826	10,693
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(g)	308,000	278,824
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	630,077
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	$ 365,000	$ 354,319
Class AJFX, 5.478% 2/5/19 (c)	380,000	376,811
Series 2006-C8 Class XP, 0.6588% 12/10/46 (g)(i)	2,095,136	15,441
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	160	160
Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,766,636
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	462,918
Series 2007-C3:
Class A2, 5.8672% 6/15/39 (g)	71,990	71,942
Class A4, 5.8672% 6/15/39 (g)	130,000	138,456
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (g)(i)	1,400,562	14,115
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(g)	771,000	581,503
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	369	368
Class A4, 4.75% 1/15/37	101,000	105,372
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (g)(i)	69,089	161
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (c)(g)(i)	295,214	424
Series 2003-C4 Class A4, 5.137% 8/15/36	524,044	541,107
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(g)	82,000	75,440
Class C:
0.4088% 2/15/22 (c)(g)	212,546	193,417
0.5088% 2/15/22 (c)(g)	75,912	67,562
Class F, 0.5588% 2/15/22 (c)(g)	151,805	132,070
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (g)(i)	3,133,099	21,217
Class B, 5.487% 2/15/40 (c)(g)	330,000	55,353
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	142,000	143,227
Freddie Mac sequential payer Series K017 Class A1, 1.891% 12/25/20	1,386,551	1,416,935
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	847,218	860,657
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,136,000	$ 1,239,517
Series 2001-1 Class X1, 1.7136% 5/15/33 (c)(g)(i)	216,661	1,966
Series 2007-C1 Class XP, 0.3359% 12/10/49 (g)(i)	2,916,360	11,356
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (g)	290,000	302,007
Series 2005-C1 Class X2, 0.7319% 5/10/43 (g)(i)	748,891	7
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(g)	81,000	76,036
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	443,775
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (c)(g)(i)	4,110,174	24,677
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(g)	49,233	48,346
Class F, 0.6788% 6/6/20 (c)(g)	95,176	91,864
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(g)	826,043	819,749
Class C, 2.0056% 3/6/20 (c)(g)	236,000	233,326
Class D, 2.2018% 3/6/20 (c)(g)	467,000	461,668
Class F, 2.6334% 3/6/20 (c)(g)	19,000	18,786
Class G, 2.7903% 3/6/20 (c)(g)	10,000	9,883
Class H, 3.3004% 3/6/20 (c)(g)	7,000	6,936
Class J, 4.0852% 3/6/20 (c)(g)	11,000	10,951
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	217,020	216,905
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (c)(g)(i)	3,286,754	33
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	162,533	163,038
Series 2007-GG10 Class A2, 5.778% 8/10/45	49,173	49,843
Series 2012-GC6 Class A1, 1.282% 1/10/45	218,571	218,978
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	1,200,000	1,198,144
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	476,838	484,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	$ 233,493	$ 242,235
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(g)	107,652	104,826
Class C, 0.4488% 11/15/18 (c)(g)	76,448	74,274
Class D, 0.4688% 11/15/18 (c)(g)	23,495	22,766
Class E, 0.5188% 11/15/18 (c)(g)	34,330	32,485
Class F, 0.5688% 11/15/18 (c)(g)	51,296	46,167
Class G, 0.5988% 11/15/18 (c)(g)	44,590	37,010
Class H, 0.7388% 11/15/18 (c)(g)	34,338	27,814
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	72,742	74,760
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (g)	488,106	489,753
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,098,333	1,107,214
Class A3, 5.42% 1/15/49	594,000	652,701
Series 2005-CB13 Class E, 5.5314% 1/12/43 (c)(g)	109,000	3,480
Series 2006-CB17 Class A3, 5.45% 12/12/43	57,109	57,745
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (g)	18,000	5,404
Class C, 5.9254% 2/12/49 (g)	48,000	9,126
Class D, 5.9254% 2/12/49 (g)	51,000	7,654
Series 2007-LDP10 Class ES, 5.7393% 1/15/49 (c)(g)	112,000	6,204
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,533
Series 2006-C7 Class A2, 5.3% 11/15/38	126,321	127,101
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	31,466
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	113,827
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (g)(i)	491,215	123
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (g)(i)	920,913	8,111
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (g)(i)	344,025	2,494
Series 2007-C7 Class XCP, 0.4289% 9/15/45 (g)(i)	13,869,586	102,052
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(g)	69,510	63,377
Class E, 0.5288% 9/15/21 (c)(g)	249,861	220,318
Class F, 0.5788% 9/15/21 (c)(g)	97,418	82,977
Class G, 0.5988% 9/15/21 (c)(g)	192,585	158,260
Class H, 0.6388% 9/15/21 (c)(g)	49,497	38,695
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (g)	$ 122,391	$ 122,755
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(g)	188,000	104,884
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (g)	22,000	21,940
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (g)	230,000	231,483
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	167,859	175,698
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,124
Class A4, 5.378% 8/12/48	9,000	9,607
Class B, 5.479% 8/12/48	648,000	147,596
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	792,777	823,931
Series 2006-4 Class XP, 0.8105% 12/12/49 (g)(i)	3,222,242	48,224
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	60,871
Series 2007-7 Class B, 5.936% 6/12/50 (g)	19,000	1,189
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(g)	40,774	23,649
Series 2007-XLFA:
Class A2, 0.339% 10/15/20 (c)(g)	484,513	461,829
Class C, 0.399% 10/15/20 (c)(g)	124,000	111,600
Class D, 0.429% 10/15/20 (c)(g)	76,067	66,178
Class E, 0.489% 10/15/20 (c)(g)	95,138	78,965
Class F, 0.539% 10/15/20 (c)(g)	57,094	43,391
Class G, 0.579% 10/15/20 (c)(g)	70,577	50,815
Class H, 0.669% 10/15/20 (c)(g)	44,426	29,765
Class J, 0.819% 10/15/20 (c)(g)	25,989	10,951
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	197,268	200,612
Series 2005-IQ9 Class A3, 4.54% 7/15/56	214,015	216,441
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (c)(g)(i)	1,101,353	2,786
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (g)	71,390	71,318
Series 2006-T23 Class A3, 5.9838% 8/12/41 (g)	110,000	112,530
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	244,392	252,211
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	121,232	125,512
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	7,754	7,763
Commercial Mortgage Securities - continued
	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	$ 520,000	$ 529,053
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3303% 9/15/21 (c)(g)	508,931	493,383
Class E, 0.5198% 9/15/21 (c)(g)	201,847	160,115
Class F, 0.5798% 9/15/21 (c)(g)	214,060	163,381
Class G, 0.5998% 9/15/21 (c)(g)	202,788	148,187
Class J, 0.8398% 9/15/21 (c)(g)	45,086	20,773
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (c)(g)	526,588	384,409
Class LXR1, 0.9388% 6/15/20 (c)(g)	26,316	21,052
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	588,672
Series 2007-C30:
Class A3, 5.246% 12/15/43	68,941	68,963
Class A4, 5.305% 12/15/43	64,000	68,010
Class A5, 5.342% 12/15/43	231,000	244,907
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (g)	216,520	218,170
Class A3, 5.9273% 6/15/49 (g)	367,000	389,541
Series 2005-C22 Class F, 5.5332% 12/15/44 (c)(g)	360,000	90,288
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	648,000	198,361
Class XP, 0.6679% 12/15/43 (c)(g)(i)	1,869,513	16,226
Series 2007-C31 Class C, 5.8735% 4/15/47 (g)	59,000	12,502
Series 2007-C31A Class A2, 5.421% 4/15/47	612,076	631,507
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (g)	143,000	158,643
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,178,823)		34,972,992
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,613,955
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	933,000
Series 2011, 5.877% 3/1/19	75,000	83,774
TOTAL MUNICIPAL SECURITIES (Cost $2,498,129)		2,630,729
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Brazilian Federative Republic 4.875% 1/22/21	$ 500,000	$ 567,000
Hydro-Quebec 2% 6/30/16	2,500,000	2,588,588
New Brunswick Province 2.75% 6/15/18	1,300,000	1,396,714
Ontario Province 2.3% 5/10/16	2,820,000	2,943,736
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,230,556)		7,496,038
Bank Notes - 0.4%

National City Bank, Cleveland 0.5875% 3/1/13 (g)	1,729,000	1,729,636
Wachovia Bank NA 6% 11/15/17	570,000	658,018
TOTAL BANK NOTES (Cost $2,301,431)		2,387,654
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $4,883,535)	48,834	4,980,590
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.17% (a) (Cost $2,728,666)	2,728,666	2,728,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $590,413,723)		624,849,120
NET OTHER ASSETS (LIABILITIES) - 0.0%		132,834
NET ASSETS - 100%		$ 624,981,954
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)

	August 2034	$ 71,276	$ (52,819)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (f)	Dec. 2034	227,605	(218,582)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	806	(774)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (f)	Oct. 2034	83,382	(65,414)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	69,135	(59,986)
		$ 452,204	$ (397,575)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,144,003 or 9.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $114,937.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,254
Fidelity Specialized High Income Central Fund	237,684
Total	$ 240,938
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 237,684	$ 1,300,150	$ 4,980,590	1.1%
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 231,666,396	$ -	$ 231,666,396	$ -
U.S. Government and Government Agency Obligations	232,680,588	-	232,680,588	-
U.S. Government Agency - Mortgage Securities	43,132,496	-	43,132,496	-
Asset-Backed Securities	51,500,986	-	50,075,246	1,425,740
Collateralized Mortgage Obligations	10,671,985	-	10,267,607	404,378
Commercial Mortgage Securities	34,972,992	-	31,333,928	3,639,064
Municipal Securities	2,630,729	-	2,630,729	-
Foreign Government and Government Agency Obligations	7,496,038	-	7,496,038	-
Bank Notes	2,387,654	-	2,387,654	-
Fixed-Income Funds	4,980,590	4,980,590	-	-
Money Market Funds	2,728,666	2,728,666	-	-
Total Investments in Securities:	$ 624,849,120	$ 7,709,256	$ 611,670,682	$ 5,469,182
Derivative Instruments:
Liabilities
Swap Agreements	$ (397,575)	$ -	$ -	$ (397,575)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,731,716
Total Realized Gain (Loss)	199,474
Total Unrealized Gain (Loss)	(632,236)
Cost of Purchases	2,322
Proceeds of Sales	(1,675,568)
Amortization/Accretion	167,579
Transfers in to Level 3	3,085,484
Transfers out of Level 3	(2,409,589)
Ending Balance	$ 5,469,182
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (481,958)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	(23,347)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (397,575)
Realized gain (loss) on Swap Agreements for the period	$ (10,920)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (23,347)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $602,357,744. Net unrealized appreciation aggregated $22,491,376, of which $25,363,947 related to appreciated investment securities and $2,872,571 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $452,204 representing 0.07% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

May 31, 2012

1.804979.108

MOR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.2%
2.303% 6/1/36 (e)	$ 50	$ 54
2.332% 3/1/35 (e)	48	51
2.336% 5/1/36 (e)	266	281
2.388% 1/1/35 (e)	352	374
2.393% 9/1/36 (e)	168	180
2.424% 10/1/33 (e)	74	79
2.438% 8/1/35 (e)	466	499
2.564% 11/1/36 (e)	69	74
2.625% 10/1/36 (e)	172	184
2.647% 5/1/36 (e)	93	100
2.651% 4/1/36 (e)	227	242
2.678% 7/1/35 (e)	99	106
2.71% 9/1/36 (e)	103	111
3% 2/1/27 to 6/1/27	7,400	7,755
3% 6/1/27 (c)	30,000	31,416
3% 6/1/27 (c)	4,400	4,608
3% 6/1/27 (c)	800	838
3% 6/1/27 (c)	7,000	7,330
3.377% 9/1/41 (e)	359	379
3.483% 3/1/40 (e)	744	774
3.5% 12/1/25 to 5/1/42	14,189	14,977
3.5% 6/1/27 (c)	3,500	3,695
3.5% 6/1/42 (c)	3,500	3,676
3.5% 6/1/42 (c)	16,000	16,805
3.5% 6/1/42 (c)	4,000	4,201
3.5% 6/1/42 (c)	1,000	1,050
3.5% 6/1/42 (c)	1,000	1,050
3.5% 6/1/42 (c)	10,000	10,503
3.5% 6/1/42 (c)	20,000	21,006
3.5% 6/1/42 (c)	11,000	11,554
3.5% 6/1/42 (c)	6,000	6,302
3.92% 6/1/36 (e)	818	861
4% 10/1/25 to 4/1/42	90,322	96,862
4% 6/1/27 (c)	4,000	4,248
4% 6/1/42 (c)	11,500	12,251
4% 6/1/42 (c)	5,000	5,327
4% 6/1/42 (c)	16,000	17,045
4% 7/1/42 (c)	11,500	12,226
4% 7/1/42 (c)	5,000	5,315
4% 7/1/42 (c)	3,000	3,189
4.5% 5/1/25 to 11/1/41	85,076	92,414
4.5% 6/13/42 (c)	1,200	1,288
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/13/42 (c)	$ 24,000	$ 25,751
5% 9/1/17 to 6/1/40	55,792	60,643
5% 6/1/42 (c)	6,000	6,501
5.018% 7/1/35 (e)	11	11
5.5% 2/1/18 to 9/1/38	59,146	64,769
5.5% 6/1/42 (c)	9,100	9,922
5.5% 6/1/42 (c)	9,100	9,922
5.5% 7/1/42 (c)	17,000	18,519
5.718% 3/1/36 (e)	559	592
5.99% 9/1/36 (e)	105	112
6% 5/1/18 to 7/1/41	6,274	6,968
6.022% 8/1/46 (e)	107	116
6.039% 9/1/36 (e)	202	215
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	235	253
6.499% 12/1/36 (e)	194	211
6.5% 12/1/12 to 5/1/38	4,939	5,561
6.589% 12/1/36 (e)	107	116
6.824% 9/1/37 (e)	89	94
7% 12/1/15 to 5/1/30	2,149	2,442
7.28% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,204	1,403
8% 12/1/29 to 3/1/37	55	65
8.5% 1/1/16 to 7/1/31	169	197
9% 10/1/30	273	333
9.5% 7/1/16 to 8/1/22	35	39
12.5% 8/1/15 to 3/1/16	9	10
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		616,103
Freddie Mac - 26.0%
2.119% 3/1/35 (e)	184	191
2.13% 5/1/37 (e)	112	119
2.296% 11/1/35 (e)	395	416
2.481% 5/1/34 (e)	16	17
2.638% 4/1/37 (e)	161	173
2.639% 6/1/37 (e)	364	390
2.711% 6/1/33 (e)	1,086	1,164
2.795% 7/1/36 (e)	171	184
2.97% 4/1/37 (e)	9	9
3.286% 4/1/35 (e)	78	82
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.342% 10/1/35 (e)	$ 71	$ 77
3.5% 4/1/32 to 5/1/42	12,880	13,589
3.914% 6/1/37 (e)	791	839
4% 6/1/24 to 4/1/42	17,874	18,959
4% 9/1/41	933	1,000
4% 6/1/42 (c)	20,000	21,231
4.5% 7/1/25 to 10/1/41	59,678	64,366
4.5% 6/1/42 (c)	12,300	13,138
5% 7/1/33 to 9/1/40	33,270	36,162
5.5% 10/1/17 to 1/1/40 (d)	43,762	47,854
5.847% 6/1/37 (e)	43	45
5.919% 8/1/37 (e)	174	181
6% 4/1/14 to 6/1/39	9,497	10,412
6.011% 4/1/37 (e)	81	87
6.05% 3/1/36 (e)	743	787
6.055% 10/1/36 (e)	53	57
6.333% 6/1/37 (e)	37	39
6.404% 12/1/36 (e)	613	657
6.5% 2/1/13 to 9/1/39	10,997	12,326
7% 6/1/21 to 9/1/36	3,038	3,468
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.5% 7/1/14 to 7/1/34	4,503	5,158
8% 11/1/16 to 1/1/37	66	78
8.5% 6/1/16 to 9/1/20	11	12
9% 9/1/16 to 5/1/21	87	95
10% 1/1/16 to 5/1/19	17	19
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	2	2
13% 12/1/13 to 6/1/15	9	10
		253,487
Ginnie Mae - 17.9%
3.5% 1/15/42 to 4/15/42	15,354	16,418
3.5% 6/1/42 (c)	4,900	5,233
4% 9/15/25 to 10/15/41	16,067	17,590
4.5% 8/15/33 to 4/15/41	59,125	65,366
4.751% 12/20/60 (i)	13,689	15,232
4.814% 1/20/61 (i)	307	343
5% 9/20/33 to 9/15/40	33,930	37,873
5.5% 10/15/33 to 9/15/39	5,581	6,215
6% 1/15/36 to 9/20/38	5,110	5,751
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6.5% 10/15/34 to 7/15/36	$ 286	$ 330
7% 2/15/24 to 4/20/32	1,770	2,043
7.5% 12/15/16 to 4/15/32	648	746
8% 6/15/21 to 12/15/25	301	349
8.5% 8/15/16 to 10/15/28	327	378
9% 11/20/17	1	1
10.5% 5/20/16 to 2/20/18	9	10
		173,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,017,883)		1,043,468
Asset-Backed Securities - 1.4%

Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	2,730	2,729
Countrywide Asset-Backed Certificates Trust:
Series 2007-4 Class A1A, 0.3588% 9/25/37 (e)	584	573
Series 2007-5 Class 2A1, 0.3388% 9/25/47 (e)	62	62
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9438% 7/25/35 (e)	1,610	1,597
GSAMP Trust:
Series 2004-AR1 Class B4, 3.621% 6/25/34 (b)(e)	82	25
Series 2004-AR2 Class B1, 3.0888% 8/25/34 (e)	796	55
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.6088% 7/25/45 (e)	1,644	1,643
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6188% 8/25/35 (e)	933	930
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	92
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	5,254	46
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (e)	269	268
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (e)	51	50
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4388% 12/25/36 (e)	4,848	4,678
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6688% 5/25/35 (e)	1,995	1,311
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	$ 912	$ 0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,018)		14,059
Collateralized Mortgage Obligations - 12.1%

Private Sponsor - 3.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (b)(e)	3,032	3,040
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (b)(e)	977	978
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0032% 5/20/36 (e)	119	119
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	2,023	2,016
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	340	340
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	4,141	4,190
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (b)(e)	2,104	2,068
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	408	398
CSMC floater Series 2011-1R Class A1, 1.2388% 2/27/47 (b)(e)	3,159	3,113
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	898	811
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3798% 12/20/54 (b)(e)	920	877
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (e)	417	400
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8657% 1/20/44 (e)	162	155
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (e)	5,050	4,808
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (e)	710	676
Holmes Master Issuer PLC floater Series 2007-2A Class 4A, 0.5667% 7/15/20 (e)	1,650	1,649
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4788% 4/25/36 (e)	2,040	1,031
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (e)	$ 559	$ 347
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (e)	2,623	1,763
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3146% 4/25/33 (e)	418	382
Series 2004-21XS Class 2A3, 4.32% 12/25/34	40	40
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (e)	406	128
TOTAL PRIVATE SPONSOR		29,329
U.S. Government Agency - 9.1%
Fannie Mae:
floater Series 2007-57 Class FA, 0.4688% 6/25/37 (e)	4,355	4,337
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	1,057	1,096
Class PZ, 6% 2/25/24	3,264	3,871
Series 1999-17 Class PG, 6% 4/25/29	1,992	2,207
Series 1999-32 Class PL, 6% 7/25/29	1,586	1,762
Series 1999-33 Class PK, 6% 7/25/29	975	1,082
Series 2001-52 Class YZ, 6.5% 10/25/31	100	115
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,293
Series 2005-73 Class SA, 16.9293% 8/25/35 (e)(h)	435	526
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,290
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,802	1,995
Series 2001-31 Class ZC, 6.5% 7/25/31	656	747
Series 2002-16 Class ZD, 6.5% 4/25/32	295	334
Series 2002-74 Class SV, 7.3113% 11/25/32 (e)(f)	456	96
Series 2002-79 Class Z, 5.5% 11/25/22	949	1,049
Series 2003-80 Class CG, 6% 4/25/30	173	175
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	79	105
Series 2003-21 Class SK, 7.8613% 3/25/33 (e)(f)(h)	286	56
Series 2003-35 Class TQ, 7.2613% 5/25/18 (e)(f)(h)	229	33
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	392	27
Series 2003-42 Class SJ, 6.8113% 11/25/22 (e)(f)(h)	200	12
Series 2003-48 Class HI, 5% 11/25/17 (f)	561	29
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-104 Class NI, 6.4613% 3/25/35 (e)(f)(h)	$ 3,565	$ 597
Series 2006-4 Class IT, 6% 10/25/35 (f)	72	5
Series 2007-57 Class SA, 39.1875% 6/25/37 (e)(h)	1,304	2,238
Series 2007-66:
Class FB, 0.6388% 7/25/37 (e)	2,026	2,020
Class SB, 38.1675% 7/25/37 (e)(h)	373	666
Series 2008-12 Class SG, 6.1113% 3/25/38 (e)(f)(h)	2,768	342
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,358	103
Series 2009-16 Class SA, 6.0113% 3/25/24 (e)(f)(h)	1,575	147
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	862	79
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	425	34
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	733	57
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	6,977	1,087
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,460	262
Series 2010-135 Class LS, 5.8113% 12/25/40 (e)(f)(h)	2,002	280
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,838	258
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,169	89
Class HI, 4.5% 10/25/18 (f)	799	71
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,338	205
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,385	54
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,475	136
Series 2011-67 Class AI, 4% 7/25/26 (f)	767	80
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,185	151
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,407	1,342
Series 339 Class 29, 5.5% 7/1/18 (f)	687	59
Series 348 Class 14, 6.5% 8/1/34 (f)	455	77
Series 351:
Class 12, 5.5% 4/1/34 (f)	339	52
Class 13, 6% 3/1/34 (f)	419	70
Series 359 Class 19, 6% 7/1/35 (f)	394	59
Series 384 Class 6, 5% 7/25/37 (f)	1,607	197
Freddie Mac:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	2	2
Series 3222 Class HF, 0% 9/15/36 (e)	90	87
Series 3318 Class GY, 0% 5/15/37 (e)	26	26
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization Series 3786 Class HI, 4% 3/15/38 (f)	$ 1,582	$ 223
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,925	2,140
Series 2104 Class PG, 6% 12/15/28	597	661
Series 2121 Class MG, 6% 2/15/29	802	888
Series 2154 Class PT, 6% 5/15/29	1,218	1,348
Series 2162 Class PH, 6% 6/15/29	205	227
Series 2520 Class BE, 6% 11/15/32	1,133	1,256
Series 2585 Class KS, 7.3613% 3/15/23 (e)(f)(h)	138	19
Series 2590 Class YR, 5.5% 9/15/32 (f)	38	4
Series 2802 Class OB, 6% 5/15/34	3,375	3,931
Series 2810 Class PD, 6% 6/15/33	1,189	1,240
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,278
Series 3806 Class UP, 4.5% 2/15/41	2,282	2,493
Series 3832 Class PE, 5% 3/15/41	960	1,117
Series 70 Class C, 9% 9/15/20	45	50
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	280	310
Series 2135 Class JE, 6% 3/15/29	927	1,027
Series 2274 Class ZM, 6.5% 1/15/31	363	410
Series 2281 Class ZB, 6% 3/15/30	352	388
Series 2357 Class ZB, 6.5% 9/15/31	802	900
Series 2502 Class ZC, 6% 9/15/32	1,068	1,192
Series 2575 Class ID, 5.5% 8/15/22 (f)	17	1
Series 2817 Class SD, 6.8113% 7/15/30 (e)(f)(h)	276	18
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,055	100
Series 1658 Class GZ, 7% 1/15/24	1,114	1,242
Series 2587 Class IM, 6.5% 3/15/33 (f)	557	102
Series 2844:
Class SC, 45.2481% 8/15/24 (e)(h)	40	77
Class SD, 83.3462% 8/15/24 (e)(h)	59	140
Series 3244 Class SG, 6.4213% 11/15/36 (e)(f)(h)	931	180
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,553	93
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	697	790
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5698% 7/20/60 (e)(i)	411	405
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H18 Class AF, 0.5428% 9/20/60 (e)(i)	$ 444	$ 438
Series 2010-H19 Class FG, 0.5398% 8/20/60 (e)(i)	561	553
Series 2011-H03 Class FA, 0.7398% 1/20/61 (e)(i)	10,085	10,048
Series 2011-H05 Class FA, 0.7398% 12/20/60 (e)(i)	1,508	1,503
Series 2011-H07 Class FA, 0.7413% 2/20/61 (e)(i)	3,070	3,059
Series 2011-H12 Class FA, 0.7313% 2/20/61 (e)(i)	3,708	3,692
Series 2011-H13 Class FA, 0.7398% 4/20/61 (e)(i)	239	238
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (e)(i)	1,693	1,686
Class FC, 0.7398% 5/20/61 (e)(i)	1,711	1,705
Series 2011-H17 Class FA, 0.7698% 6/20/61 (e)(i)	2,166	2,162
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	2,953	2,712
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	925	1,042
Series 2004-32 Class GS, 6.2613% 5/16/34 (e)(f)(h)	730	152
Series 2010-91 Class PO, 7/20/40 (g)	950	882
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	906	177
TOTAL U.S. GOVERNMENT AGENCY		88,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,487)		117,797
Commercial Mortgage Securities - 3.5%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.5234% 2/14/43 (e)	4,300	4,329
Class PS1, 1.4221% 2/14/43 (e)(f)	5,371	67
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	288	294
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.4888% 12/25/36 (b)(e)	$ 28	$ 1
Series 2007-3:
Class M1, 0.5488% 7/25/37 (b)(e)	66	17
Class M2, 0.5788% 7/25/37 (b)(e)	69	13
Class M3, 0.6088% 7/25/37 (b)(e)	112	16
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3344% 5/15/35 (b)(e)(f)	6,472	138
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,613
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.8672% 6/15/39 (e)	175	175
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	289	289
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	9,075	9,061
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0027% 6/15/49 (e)	4,140	4,470
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,659	3,688
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	457	466
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (e)(f)	9,316	68
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7774% 7/9/21 (b)(e)	1,210	1,107
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	188
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3303% 9/15/21 (b)(e)	2,194	2,127
Series 2007-C31A Class A2, 5.421% 4/15/47	710	733
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0975% 2/15/51 (e)	1,470	1,634
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,291)		34,494
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $30,236)	$ 30,236	$ 30,236
TOTAL INVESTMENT PORTFOLIO - 127.2% (Cost $1,216,915)		1,240,054
NET OTHER ASSETS (LIABILITIES) - (27.2)%		(265,542)
NET ASSETS - 100%		$ 974,512
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/27	$ (8,000)	(8,378)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(21,000)	(22,057)
3.5% 6/1/42	(10,000)	(10,503)
4% 6/1/42	(11,500)	(12,251)
4% 6/1/42	(5,000)	(5,327)
4.5% 6/1/27	(3,400)	(3,641)
4.5% 6/13/42	(26,000)	(27,897)
5.5% 6/1/42	(9,100)	(9,922)
5.5% 6/1/42	(9,100)	(9,922)
6% 6/1/42	(1,000)	(1,101)
TOTAL FANNIE MAE		(127,802)
Ginnie Mae
4% 6/1/42	(2,000)	(2,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $129,572)		$ (129,989)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 7,400	$ (2)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	18,000	(97)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	3,000	(5)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	2,900	(13)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	1,400	(16)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(890)
Receive semi-annually a fixed rate equal to 0.655% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	7,900	7
Receive semi-annually a fixed rate equal to 1.094% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	3,200	16
Receive semi-annually a fixed rate equal to 1.849% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	2,900	31
Receive semi-annually a fixed rate equal to 2.506% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	1,300	35
		$ 50,900	$ (934)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,238,000 or 3.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $597,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$30,236,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 15,060
Credit Suisse Securities (USA) LLC	8,672
Mizuho Securities USA, Inc.	6,504
$ 30,236
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,043,468	$ -	$ 1,043,468	$ -
Asset-Backed Securities	14,059	-	13,979	80
Collateralized Mortgage Obligations	117,797	-	117,669	128
Commercial Mortgage Securities	34,494	-	34,447	47
Cash Equivalents	30,236	-	30,236	-
Total Investments in Securities:	$ 1,240,054	$ -	$ 1,239,799	$ 255
Derivative Instruments:
Assets
Swap Agreements	$ 89	$ -	$ 89	$ -
Liabilities
Swap Agreements	$ (1,023)	$ -	$ (1,023)	$ -
Total Derivative Instruments:	$ (934)	$ -	$ (934)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (129,989)	$ -	$ (129,989)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	(404)
Total Unrealized Gain (Loss)	409
Cost of Purchases	-
Proceeds of Sales	(56)
Amortization/Accretion	(53)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 255
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,216,917,000. Net unrealized appreciation aggregated $23,137,000, of which $32,962,000 related to appreciated investment securities and $9,825,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.804866.108

AMOR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.2%
2.303% 6/1/36 (e)	$ 50	$ 54
2.332% 3/1/35 (e)	48	51
2.336% 5/1/36 (e)	266	281
2.388% 1/1/35 (e)	352	374
2.393% 9/1/36 (e)	168	180
2.424% 10/1/33 (e)	74	79
2.438% 8/1/35 (e)	466	499
2.564% 11/1/36 (e)	69	74
2.625% 10/1/36 (e)	172	184
2.647% 5/1/36 (e)	93	100
2.651% 4/1/36 (e)	227	242
2.678% 7/1/35 (e)	99	106
2.71% 9/1/36 (e)	103	111
3% 2/1/27 to 6/1/27	7,400	7,755
3% 6/1/27 (c)	30,000	31,416
3% 6/1/27 (c)	4,400	4,608
3% 6/1/27 (c)	800	838
3% 6/1/27 (c)	7,000	7,330
3.377% 9/1/41 (e)	359	379
3.483% 3/1/40 (e)	744	774
3.5% 12/1/25 to 5/1/42	14,189	14,977
3.5% 6/1/27 (c)	3,500	3,695
3.5% 6/1/42 (c)	3,500	3,676
3.5% 6/1/42 (c)	16,000	16,805
3.5% 6/1/42 (c)	4,000	4,201
3.5% 6/1/42 (c)	1,000	1,050
3.5% 6/1/42 (c)	1,000	1,050
3.5% 6/1/42 (c)	10,000	10,503
3.5% 6/1/42 (c)	20,000	21,006
3.5% 6/1/42 (c)	11,000	11,554
3.5% 6/1/42 (c)	6,000	6,302
3.92% 6/1/36 (e)	818	861
4% 10/1/25 to 4/1/42	90,322	96,862
4% 6/1/27 (c)	4,000	4,248
4% 6/1/42 (c)	11,500	12,251
4% 6/1/42 (c)	5,000	5,327
4% 6/1/42 (c)	16,000	17,045
4% 7/1/42 (c)	11,500	12,226
4% 7/1/42 (c)	5,000	5,315
4% 7/1/42 (c)	3,000	3,189
4.5% 5/1/25 to 11/1/41	85,076	92,414
4.5% 6/13/42 (c)	1,200	1,288
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/13/42 (c)	$ 24,000	$ 25,751
5% 9/1/17 to 6/1/40	55,792	60,643
5% 6/1/42 (c)	6,000	6,501
5.018% 7/1/35 (e)	11	11
5.5% 2/1/18 to 9/1/38	59,146	64,769
5.5% 6/1/42 (c)	9,100	9,922
5.5% 6/1/42 (c)	9,100	9,922
5.5% 7/1/42 (c)	17,000	18,519
5.718% 3/1/36 (e)	559	592
5.99% 9/1/36 (e)	105	112
6% 5/1/18 to 7/1/41	6,274	6,968
6.022% 8/1/46 (e)	107	116
6.039% 9/1/36 (e)	202	215
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	235	253
6.499% 12/1/36 (e)	194	211
6.5% 12/1/12 to 5/1/38	4,939	5,561
6.589% 12/1/36 (e)	107	116
6.824% 9/1/37 (e)	89	94
7% 12/1/15 to 5/1/30	2,149	2,442
7.28% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,204	1,403
8% 12/1/29 to 3/1/37	55	65
8.5% 1/1/16 to 7/1/31	169	197
9% 10/1/30	273	333
9.5% 7/1/16 to 8/1/22	35	39
12.5% 8/1/15 to 3/1/16	9	10
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		616,103
Freddie Mac - 26.0%
2.119% 3/1/35 (e)	184	191
2.13% 5/1/37 (e)	112	119
2.296% 11/1/35 (e)	395	416
2.481% 5/1/34 (e)	16	17
2.638% 4/1/37 (e)	161	173
2.639% 6/1/37 (e)	364	390
2.711% 6/1/33 (e)	1,086	1,164
2.795% 7/1/36 (e)	171	184
2.97% 4/1/37 (e)	9	9
3.286% 4/1/35 (e)	78	82
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.342% 10/1/35 (e)	$ 71	$ 77
3.5% 4/1/32 to 5/1/42	12,880	13,589
3.914% 6/1/37 (e)	791	839
4% 6/1/24 to 4/1/42	17,874	18,959
4% 9/1/41	933	1,000
4% 6/1/42 (c)	20,000	21,231
4.5% 7/1/25 to 10/1/41	59,678	64,366
4.5% 6/1/42 (c)	12,300	13,138
5% 7/1/33 to 9/1/40	33,270	36,162
5.5% 10/1/17 to 1/1/40 (d)	43,762	47,854
5.847% 6/1/37 (e)	43	45
5.919% 8/1/37 (e)	174	181
6% 4/1/14 to 6/1/39	9,497	10,412
6.011% 4/1/37 (e)	81	87
6.05% 3/1/36 (e)	743	787
6.055% 10/1/36 (e)	53	57
6.333% 6/1/37 (e)	37	39
6.404% 12/1/36 (e)	613	657
6.5% 2/1/13 to 9/1/39	10,997	12,326
7% 6/1/21 to 9/1/36	3,038	3,468
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.5% 7/1/14 to 7/1/34	4,503	5,158
8% 11/1/16 to 1/1/37	66	78
8.5% 6/1/16 to 9/1/20	11	12
9% 9/1/16 to 5/1/21	87	95
10% 1/1/16 to 5/1/19	17	19
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	2	2
13% 12/1/13 to 6/1/15	9	10
		253,487
Ginnie Mae - 17.9%
3.5% 1/15/42 to 4/15/42	15,354	16,418
3.5% 6/1/42 (c)	4,900	5,233
4% 9/15/25 to 10/15/41	16,067	17,590
4.5% 8/15/33 to 4/15/41	59,125	65,366
4.751% 12/20/60 (i)	13,689	15,232
4.814% 1/20/61 (i)	307	343
5% 9/20/33 to 9/15/40	33,930	37,873
5.5% 10/15/33 to 9/15/39	5,581	6,215
6% 1/15/36 to 9/20/38	5,110	5,751
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6.5% 10/15/34 to 7/15/36	$ 286	$ 330
7% 2/15/24 to 4/20/32	1,770	2,043
7.5% 12/15/16 to 4/15/32	648	746
8% 6/15/21 to 12/15/25	301	349
8.5% 8/15/16 to 10/15/28	327	378
9% 11/20/17	1	1
10.5% 5/20/16 to 2/20/18	9	10
		173,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,017,883)		1,043,468
Asset-Backed Securities - 1.4%

Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	2,730	2,729
Countrywide Asset-Backed Certificates Trust:
Series 2007-4 Class A1A, 0.3588% 9/25/37 (e)	584	573
Series 2007-5 Class 2A1, 0.3388% 9/25/47 (e)	62	62
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9438% 7/25/35 (e)	1,610	1,597
GSAMP Trust:
Series 2004-AR1 Class B4, 3.621% 6/25/34 (b)(e)	82	25
Series 2004-AR2 Class B1, 3.0888% 8/25/34 (e)	796	55
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.6088% 7/25/45 (e)	1,644	1,643
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6188% 8/25/35 (e)	933	930
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	92
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	5,254	46
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (e)	269	268
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (e)	51	50
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4388% 12/25/36 (e)	4,848	4,678
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6688% 5/25/35 (e)	1,995	1,311
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	$ 912	$ 0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,018)		14,059
Collateralized Mortgage Obligations - 12.1%

Private Sponsor - 3.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (b)(e)	3,032	3,040
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (b)(e)	977	978
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0032% 5/20/36 (e)	119	119
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	2,023	2,016
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	340	340
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	4,141	4,190
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (b)(e)	2,104	2,068
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	408	398
CSMC floater Series 2011-1R Class A1, 1.2388% 2/27/47 (b)(e)	3,159	3,113
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	898	811
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3798% 12/20/54 (b)(e)	920	877
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (e)	417	400
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8657% 1/20/44 (e)	162	155
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (e)	5,050	4,808
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (e)	710	676
Holmes Master Issuer PLC floater Series 2007-2A Class 4A, 0.5667% 7/15/20 (e)	1,650	1,649
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4788% 4/25/36 (e)	2,040	1,031
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (e)	$ 559	$ 347
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (e)	2,623	1,763
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3146% 4/25/33 (e)	418	382
Series 2004-21XS Class 2A3, 4.32% 12/25/34	40	40
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (e)	406	128
TOTAL PRIVATE SPONSOR		29,329
U.S. Government Agency - 9.1%
Fannie Mae:
floater Series 2007-57 Class FA, 0.4688% 6/25/37 (e)	4,355	4,337
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	1,057	1,096
Class PZ, 6% 2/25/24	3,264	3,871
Series 1999-17 Class PG, 6% 4/25/29	1,992	2,207
Series 1999-32 Class PL, 6% 7/25/29	1,586	1,762
Series 1999-33 Class PK, 6% 7/25/29	975	1,082
Series 2001-52 Class YZ, 6.5% 10/25/31	100	115
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,293
Series 2005-73 Class SA, 16.9293% 8/25/35 (e)(h)	435	526
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,290
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,802	1,995
Series 2001-31 Class ZC, 6.5% 7/25/31	656	747
Series 2002-16 Class ZD, 6.5% 4/25/32	295	334
Series 2002-74 Class SV, 7.3113% 11/25/32 (e)(f)	456	96
Series 2002-79 Class Z, 5.5% 11/25/22	949	1,049
Series 2003-80 Class CG, 6% 4/25/30	173	175
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	79	105
Series 2003-21 Class SK, 7.8613% 3/25/33 (e)(f)(h)	286	56
Series 2003-35 Class TQ, 7.2613% 5/25/18 (e)(f)(h)	229	33
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	392	27
Series 2003-42 Class SJ, 6.8113% 11/25/22 (e)(f)(h)	200	12
Series 2003-48 Class HI, 5% 11/25/17 (f)	561	29
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-104 Class NI, 6.4613% 3/25/35 (e)(f)(h)	$ 3,565	$ 597
Series 2006-4 Class IT, 6% 10/25/35 (f)	72	5
Series 2007-57 Class SA, 39.1875% 6/25/37 (e)(h)	1,304	2,238
Series 2007-66:
Class FB, 0.6388% 7/25/37 (e)	2,026	2,020
Class SB, 38.1675% 7/25/37 (e)(h)	373	666
Series 2008-12 Class SG, 6.1113% 3/25/38 (e)(f)(h)	2,768	342
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,358	103
Series 2009-16 Class SA, 6.0113% 3/25/24 (e)(f)(h)	1,575	147
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	862	79
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	425	34
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	733	57
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	6,977	1,087
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,460	262
Series 2010-135 Class LS, 5.8113% 12/25/40 (e)(f)(h)	2,002	280
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,838	258
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,169	89
Class HI, 4.5% 10/25/18 (f)	799	71
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,338	205
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,385	54
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,475	136
Series 2011-67 Class AI, 4% 7/25/26 (f)	767	80
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,185	151
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,407	1,342
Series 339 Class 29, 5.5% 7/1/18 (f)	687	59
Series 348 Class 14, 6.5% 8/1/34 (f)	455	77
Series 351:
Class 12, 5.5% 4/1/34 (f)	339	52
Class 13, 6% 3/1/34 (f)	419	70
Series 359 Class 19, 6% 7/1/35 (f)	394	59
Series 384 Class 6, 5% 7/25/37 (f)	1,607	197
Freddie Mac:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	2	2
Series 3222 Class HF, 0% 9/15/36 (e)	90	87
Series 3318 Class GY, 0% 5/15/37 (e)	26	26
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization Series 3786 Class HI, 4% 3/15/38 (f)	$ 1,582	$ 223
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,925	2,140
Series 2104 Class PG, 6% 12/15/28	597	661
Series 2121 Class MG, 6% 2/15/29	802	888
Series 2154 Class PT, 6% 5/15/29	1,218	1,348
Series 2162 Class PH, 6% 6/15/29	205	227
Series 2520 Class BE, 6% 11/15/32	1,133	1,256
Series 2585 Class KS, 7.3613% 3/15/23 (e)(f)(h)	138	19
Series 2590 Class YR, 5.5% 9/15/32 (f)	38	4
Series 2802 Class OB, 6% 5/15/34	3,375	3,931
Series 2810 Class PD, 6% 6/15/33	1,189	1,240
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,278
Series 3806 Class UP, 4.5% 2/15/41	2,282	2,493
Series 3832 Class PE, 5% 3/15/41	960	1,117
Series 70 Class C, 9% 9/15/20	45	50
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	280	310
Series 2135 Class JE, 6% 3/15/29	927	1,027
Series 2274 Class ZM, 6.5% 1/15/31	363	410
Series 2281 Class ZB, 6% 3/15/30	352	388
Series 2357 Class ZB, 6.5% 9/15/31	802	900
Series 2502 Class ZC, 6% 9/15/32	1,068	1,192
Series 2575 Class ID, 5.5% 8/15/22 (f)	17	1
Series 2817 Class SD, 6.8113% 7/15/30 (e)(f)(h)	276	18
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,055	100
Series 1658 Class GZ, 7% 1/15/24	1,114	1,242
Series 2587 Class IM, 6.5% 3/15/33 (f)	557	102
Series 2844:
Class SC, 45.2481% 8/15/24 (e)(h)	40	77
Class SD, 83.3462% 8/15/24 (e)(h)	59	140
Series 3244 Class SG, 6.4213% 11/15/36 (e)(f)(h)	931	180
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,553	93
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	697	790
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5698% 7/20/60 (e)(i)	411	405
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H18 Class AF, 0.5428% 9/20/60 (e)(i)	$ 444	$ 438
Series 2010-H19 Class FG, 0.5398% 8/20/60 (e)(i)	561	553
Series 2011-H03 Class FA, 0.7398% 1/20/61 (e)(i)	10,085	10,048
Series 2011-H05 Class FA, 0.7398% 12/20/60 (e)(i)	1,508	1,503
Series 2011-H07 Class FA, 0.7413% 2/20/61 (e)(i)	3,070	3,059
Series 2011-H12 Class FA, 0.7313% 2/20/61 (e)(i)	3,708	3,692
Series 2011-H13 Class FA, 0.7398% 4/20/61 (e)(i)	239	238
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (e)(i)	1,693	1,686
Class FC, 0.7398% 5/20/61 (e)(i)	1,711	1,705
Series 2011-H17 Class FA, 0.7698% 6/20/61 (e)(i)	2,166	2,162
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	2,953	2,712
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	925	1,042
Series 2004-32 Class GS, 6.2613% 5/16/34 (e)(f)(h)	730	152
Series 2010-91 Class PO, 7/20/40 (g)	950	882
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	906	177
TOTAL U.S. GOVERNMENT AGENCY		88,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,487)		117,797
Commercial Mortgage Securities - 3.5%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.5234% 2/14/43 (e)	4,300	4,329
Class PS1, 1.4221% 2/14/43 (e)(f)	5,371	67
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	288	294
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.4888% 12/25/36 (b)(e)	$ 28	$ 1
Series 2007-3:
Class M1, 0.5488% 7/25/37 (b)(e)	66	17
Class M2, 0.5788% 7/25/37 (b)(e)	69	13
Class M3, 0.6088% 7/25/37 (b)(e)	112	16
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3344% 5/15/35 (b)(e)(f)	6,472	138
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,613
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.8672% 6/15/39 (e)	175	175
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	289	289
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	9,075	9,061
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0027% 6/15/49 (e)	4,140	4,470
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,659	3,688
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	457	466
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (e)(f)	9,316	68
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7774% 7/9/21 (b)(e)	1,210	1,107
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	188
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3303% 9/15/21 (b)(e)	2,194	2,127
Series 2007-C31A Class A2, 5.421% 4/15/47	710	733
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0975% 2/15/51 (e)	1,470	1,634
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,291)		34,494
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $30,236)	$ 30,236	$ 30,236
TOTAL INVESTMENT PORTFOLIO - 127.2% (Cost $1,216,915)		1,240,054
NET OTHER ASSETS (LIABILITIES) - (27.2)%		(265,542)
NET ASSETS - 100%		$ 974,512
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/27	$ (8,000)	(8,378)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(21,000)	(22,057)
3.5% 6/1/42	(10,000)	(10,503)
4% 6/1/42	(11,500)	(12,251)
4% 6/1/42	(5,000)	(5,327)
4.5% 6/1/27	(3,400)	(3,641)
4.5% 6/13/42	(26,000)	(27,897)
5.5% 6/1/42	(9,100)	(9,922)
5.5% 6/1/42	(9,100)	(9,922)
6% 6/1/42	(1,000)	(1,101)
TOTAL FANNIE MAE		(127,802)
Ginnie Mae
4% 6/1/42	(2,000)	(2,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $129,572)		$ (129,989)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 7,400	$ (2)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	18,000	(97)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	3,000	(5)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	2,900	(13)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	1,400	(16)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(890)
Receive semi-annually a fixed rate equal to 0.655% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	7,900	7
Receive semi-annually a fixed rate equal to 1.094% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	3,200	16
Receive semi-annually a fixed rate equal to 1.849% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	2,900	31
Receive semi-annually a fixed rate equal to 2.506% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	1,300	35
		$ 50,900	$ (934)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,238,000 or 3.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $597,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$30,236,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 15,060
Credit Suisse Securities (USA) LLC	8,672
Mizuho Securities USA, Inc.	6,504
$ 30,236
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,043,468	$ -	$ 1,043,468	$ -
Asset-Backed Securities	14,059	-	13,979	80
Collateralized Mortgage Obligations	117,797	-	117,669	128
Commercial Mortgage Securities	34,494	-	34,447	47
Cash Equivalents	30,236	-	30,236	-
Total Investments in Securities:	$ 1,240,054	$ -	$ 1,239,799	$ 255
Derivative Instruments:
Assets
Swap Agreements	$ 89	$ -	$ 89	$ -
Liabilities
Swap Agreements	$ (1,023)	$ -	$ (1,023)	$ -
Total Derivative Instruments:	$ (934)	$ -	$ (934)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (129,989)	$ -	$ (129,989)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	(404)
Total Unrealized Gain (Loss)	409
Cost of Purchases	-
Proceeds of Sales	(56)
Amortization/Accretion	(53)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 255
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,216,917,000. Net unrealized appreciation aggregated $23,137,000, of which $32,962,000 related to appreciated investment securities and $9,825,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.804867.108

SFI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,237,040
Automobiles - 0.7%
Daimler Finance North America LLC:
1.65% 4/10/15 (d)	1,310,000	1,309,700
1.875% 9/15/14 (d)	1,270,000	1,277,600
1.95% 3/28/14 (d)	3,076,000	3,109,159
2.3% 1/9/15 (d)	1,330,000	1,352,606
Volkswagen International Finance NV 1.625% 3/22/15 (d)	2,300,000	2,309,214
		9,358,279
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,020,818
Media - 1.1%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,503,830
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,256,402
3.65% 4/30/15	1,310,000	1,395,166
News America, Inc. 5.3% 12/15/14	2,007,000	2,204,617
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,550,366
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,027,009
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,631,897
		14,569,287
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,249,350
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2169% 8/23/13 (g)	763,000	762,907
TOTAL CONSUMER DISCRETIONARY		28,197,681
CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,630,596
2.5% 3/26/13	2,054,000	2,080,630
Beam, Inc. 1.875% 5/15/17	277,000	277,560
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,275,492
Diageo Capital PLC 1.5% 5/11/17	1,330,000	1,329,870
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (d)	$ 1,054,000	$ 1,160,065
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,729,969
		10,484,182
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,670,094
Food Products - 0.7%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	513,915
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,215,114
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	2,690,000	2,723,716
Kraft Foods, Inc.:
1.3442% 7/10/13 (g)	2,330,000	2,341,820
2.625% 5/8/13	2,575,000	2,614,714
		9,409,279
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,503,410
Reynolds American, Inc. 6.75% 6/15/17	1,032,000	1,243,310
		3,746,720
TOTAL CONSUMER STAPLES		25,310,275
ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,005,056
Oil, Gas & Consumable Fuels - 1.9%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,418,598
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,476,232
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,253,891
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,907,801
5.65% 4/1/13	1,227,000	1,270,114
Gazstream SA 5.625% 7/22/13 (d)	417,588	427,506
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,795,052
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,339,536
3.875% 1/27/16	1,151,000	1,191,048
Phillips 66:
1.95% 3/5/15 (d)	2,620,000	2,644,694
2.95% 5/1/17 (d)	650,000	662,726
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	$ 1,800,000	$ 1,812,688
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	709,280
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,965,245
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,937,105
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	318,219
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,228,975
		25,358,710
TOTAL ENERGY		26,363,766
FINANCIALS - 18.3%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,000,000	1,984,170
5.125% 1/15/15	5,117,000	5,275,079
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,248,357
JPMorgan Chase & Co. 1.2657% 1/24/14 (g)	2,500,000	2,502,658
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	995,129
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,171,819
2.875% 7/28/14	1,406,000	1,366,230
6% 5/13/14	2,690,000	2,736,733
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,457,230
State Street Corp. 4.3% 5/30/14	1,110,000	1,183,760
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,193,253
UBS AG Stamford Branch:
1.4659% 1/28/14 (g)	1,000,000	993,007
2.25% 1/28/14	2,500,000	2,503,348
		27,610,773
Commercial Banks - 7.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,226,291
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,810,583
Bank of Montreal 2.125% 6/28/13	2,670,000	2,708,654
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,280,808
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,945,489
Barclays Bank PLC:
2.375% 1/13/14	3,080,000	3,081,626
2.5% 1/23/13	1,227,000	1,236,479
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 2.05% 4/28/14	$ 2,710,000	$ 2,765,157
BNP Paribas:
0.8692% 4/8/13 (g)	965,000	954,808
2.125% 12/21/12	2,030,000	2,036,321
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,115,024
Commonwealth Bank of Australia:
1.1659% 8/7/13 (d)(g)	1,000,000	1,004,188
1.2037% 3/17/14 (d)(g)	440,000	440,273
1.95% 3/16/15	1,310,000	1,318,560
3.5% 3/19/15 (d)	1,300,000	1,359,318
Credit Suisse New York Branch:
1.4267% 1/14/14 (g)	1,400,000	1,400,221
2.2% 1/14/14	4,582,000	4,623,550
Danske Bank A/S 1.5167% 4/14/14 (d)(g)	1,800,000	1,758,056
Fifth Third Bancorp 3.625% 1/25/16	673,000	709,440
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,554,935
KeyBank NA 5.8% 7/1/14	3,287,000	3,545,105
KeyCorp. 6.5% 5/14/13	1,500,000	1,575,116
National Australia Bank Ltd. 2% 3/9/15	1,310,000	1,311,455
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,829,601
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,763,456
3.625% 2/8/15	1,445,000	1,539,007
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,232,105
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,319,500
Royal Bank of Canada:
0.7662% 4/17/14 (g)	1,400,000	1,402,594
1.125% 1/15/14	1,720,000	1,733,180
1.45% 10/30/14	1,165,000	1,177,801
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,330,331
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	1,600,000	1,616,298
1.95% 1/14/14 (d)	2,400,000	2,424,394
SunTrust Bank 5% 9/1/15	1,059,000	1,122,247
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,065,004
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,308,056
The Toronto Dominion Bank:
0.9159% 11/1/13 (g)	1,400,000	1,407,584
1.375% 7/14/14	3,000,000	3,044,451
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp 4.2% 5/15/14	$ 1,770,000	$ 1,887,082
Union Bank NA 2.125% 12/16/13	3,642,000	3,694,824
Wachovia Bank NA 0.8459% 11/3/14 (g)	1,820,000	1,775,945
Wells Fargo & Co.:
0.6659% 10/28/15 (g)	5,000,000	4,900,850
3.625% 4/15/15	2,400,000	2,549,362
Westpac Banking Corp.:
1.1997% 3/31/14 (d)(g)	1,300,000	1,302,419
1.85% 12/9/13	1,889,000	1,908,581
2.1% 8/2/13	581,000	588,905
		98,685,034
Consumer Finance - 3.5%
American Express Credit Corp.:
1.3237% 6/24/14 (g)	2,235,000	2,236,100
2.75% 9/15/15	2,530,000	2,612,015
2.8% 9/19/16	970,000	999,627
American Honda Finance Corp.:
0.9159% 5/8/14 (d)(g)	1,000,000	1,001,342
1.45% 2/27/15 (d)	1,310,000	1,317,771
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,659,075
2.15% 3/23/15	1,300,000	1,305,691
7.375% 5/23/14	2,500,000	2,750,908
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	732,654
Ford Motor Credit Co. LLC 2.75% 5/15/15	2,000,000	2,033,418
General Electric Capital Corp.:
1.1659% 4/24/14 (g)	1,310,000	1,311,716
2.1% 1/7/14	3,053,000	3,094,844
2.15% 1/9/15	10,668,000	10,808,839
2.25% 11/9/15	1,650,000	1,671,924
5.4% 9/20/13	4,698,000	4,964,682
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,202,190
HSBC USA, Inc. 2.375% 2/13/15	2,353,000	2,360,718
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,173,621
Toyota Motor Credit Corp. 0.8662% 1/17/14 (g)	2,000,000	2,008,594
		47,245,729
Diversified Financial Services - 3.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	510,107
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.:
2.0192% 7/11/14 (g)	$ 2,780,000	$ 2,731,383
3.7% 9/1/15	960,000	960,599
4.9% 5/1/13	3,690,000	3,778,719
BP Capital Markets PLC:
1.0736% 3/11/14 (g)	2,210,000	2,224,288
1.7% 12/5/14	1,320,000	1,336,012
2.248% 11/1/16	1,320,000	1,358,968
Citigroup, Inc.:
1.3982% 4/1/14 (g)	500,000	490,173
1.9187% 1/13/14 (g)	3,558,000	3,531,660
2.4669% 8/13/13 (g)	650,000	654,474
2.65% 3/2/15	3,350,000	3,323,806
5.125% 5/5/14	1,628,000	1,706,333
6.375% 8/12/14	2,900,000	3,110,166
6.5% 8/19/13	1,733,000	1,819,274
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,267,835
Export Development Canada 1.5% 5/15/14	800,000	816,822
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,069,764
3.7% 1/20/15	7,280,000	7,551,624
MassMutual Global Funding II:
0.8467% 1/14/14 (d)(g)	1,742,000	1,741,927
3.625% 7/16/12 (d)	800,000	802,530
MetLife Institutional Funding II 1.3682% 4/4/14 (d)(g)	1,000,000	1,003,301
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	260,888
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,871,687
		48,922,340
Insurance - 1.4%
American International Group, Inc. 4.25% 9/15/14	2,270,000	2,350,406
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,336,185
Berkshire Hathaway, Inc. 1.1669% 8/15/14 (g)	1,400,000	1,415,519
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,431,198
2.5% 9/29/15 (d)	1,000,000	1,030,651
New York Life Global Funding:
2.25% 12/14/12 (d)	1,200,000	1,209,274
5.25% 10/16/12 (d)	2,280,000	2,317,257
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pricoa Global Funding I 5.45% 6/11/14 (d)	$ 1,150,000	$ 1,232,856
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	535,735
3.625% 9/17/12	1,850,000	1,864,445
5.15% 1/15/13	672,000	688,819
		18,412,345
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	634,152
Equity One, Inc.:
5.375% 10/15/15	144,000	153,247
6.25% 12/15/14	1,200,000	1,291,027
		2,078,426
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	1,358,000	1,369,497
Simon Property Group LP:
4.2% 2/1/15	484,000	516,091
5.3% 5/30/13	1,511,000	1,568,613
Tanger Properties LP 6.15% 11/15/15	404,000	449,149
		3,903,350
TOTAL FINANCIALS		246,857,997
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,322,777
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	1,993,281
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,785,090
		3,778,371
Pharmaceuticals - 0.3%
Sanofi SA:
1.2% 9/30/14	920,000	930,021
2.625% 3/29/16	1,263,000	1,325,323
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,226,837
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,320,926
		4,803,107
TOTAL HEALTH CARE		9,904,255
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	$ 1,500,000	$ 1,583,265
United Technologies Corp. 1.2% 6/1/15	2,214,000	2,236,953
		3,820,218
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,086,023	1,075,163
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,341,626
TOTAL INDUSTRIALS		6,237,007
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,213,457
2.625% 12/9/14	1,330,000	1,357,281
		2,570,738
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	680,853
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,682,352
The Western Union Co. 1.0546% 3/7/13 (g)	1,220,000	1,225,507
		2,907,859
Office Electronics - 0.4%
Xerox Corp. 1.2859% 5/16/14 (g)	5,738,000	5,700,473
TOTAL INFORMATION TECHNOLOGY		11,859,923
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,412,487
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,979,515
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	700,000	716,063
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,618,493
		6,726,558
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	792,996
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
2.5% 8/15/15	$ 2,320,000	$ 2,414,373
2.95% 5/15/16	1,200,000	1,275,314
4.95% 1/15/13	2,327,000	2,391,230
6.7% 11/15/13	470,000	511,871
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,249,502
Qwest Corp. 3.7237% 6/15/13 (g)	3,110,000	3,132,572
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,254,889
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,796,419
		17,819,166
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,546,430
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,688,971
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,555,449
		6,790,850
TOTAL TELECOMMUNICATION SERVICES		24,610,016
UTILITIES - 3.0%
Electric Utilities - 1.8%
Alabama Power Co. 4.85% 12/15/12	560,000	572,729
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,475,853
EDP Finance BV 5.375% 11/2/12 (d)	2,500,000	2,506,250
Entergy Louisiana LLC 1.875% 12/15/14	748,000	764,334
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,340,000	2,504,727
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,336,070
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,242,512
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,827,165
Northeast Utilities 1.2242% 9/20/13 (g)	3,490,000	3,501,646
Pacific Gas & Electric Co. 6.25% 12/1/13	1,278,000	1,381,160
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,129,786
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,664,657
Southern Co. 4.15% 5/15/14	412,000	435,976
		24,342,865
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,952,297
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 848,000	$ 863,033
2.25% 9/1/15	1,300,000	1,349,625
2.7697% 9/30/66 (g)	1,336,000	1,188,332
6.25% 6/30/12	1,300,000	1,305,106
DTE Energy Co. 1.1797% 6/3/13 (g)	3,081,000	3,085,058
NiSource Finance Corp. 6.15% 3/1/13	1,790,000	1,854,538
PG&E Corp. 5.75% 4/1/14	590,000	639,171
Sempra Energy:
1.2337% 3/15/14 (g)	500,000	500,051
2% 3/15/14	2,435,000	2,472,769
		13,257,683
TOTAL UTILITIES		40,552,845
TOTAL NONCONVERTIBLE BONDS (Cost $421,110,930)		426,620,323
U.S. Government and Government Agency Obligations - 39.5%

U.S. Government Agency Obligations - 12.2%
Fannie Mae:
0.375% 3/16/15	11,801,000	11,754,811
0.5% 5/27/15	21,470,000	21,433,200
0.5% 7/2/15	6,680,000	6,663,921
0.625% 10/30/14	1,692,000	1,698,712
0.75% 12/19/14	12,067,000	12,146,932
0.875% 8/28/14	44,140,000	44,589,389
Freddie Mac:
0.5% 4/17/15	5,455,000	5,451,825
0.625% 12/29/14	6,235,000	6,256,105
0.75% 11/25/14	11,173,000	11,237,256
1% 7/30/14	14,662,000	14,851,624
1% 8/27/14	21,508,000	21,811,026
1.75% 9/10/15	6,000,000	6,219,252
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		164,114,053
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 27.2%
U.S. Treasury Notes:
0.25% 9/15/14	$ 20,647,000	$ 20,626,023
0.25% 1/15/15	14,999,000	14,969,707
0.375% 11/15/14	27,628,000	27,669,000
0.5% 8/15/14	81,749,000	82,119,405
0.625% 7/15/14	144,565,000	145,570,151
0.75% 6/15/14	4,304,000	4,344,350
1.375% 11/30/15	44,117,000	45,512,906
1.75% 7/31/15	12,067,000	12,577,024
2.375% 9/30/14 (e)	3,667,000	3,844,332
2.375% 10/31/14	9,988,000	10,481,158
TOTAL U.S. TREASURY OBLIGATIONS		367,714,056
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,730,396
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $530,500,203)		533,558,505
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 4.2%
2.066% 10/1/33 (g)	55,823	58,597
2.115% 10/1/35 (g)	69,535	72,398
2.15% 3/1/35 (g)	49,657	52,406
2.321% 5/1/33 (g)	14,213	14,929
2.332% 3/1/35 (g)	29,010	30,569
2.343% 7/1/35 (g)	558,216	591,066
2.37% 5/1/35 (g)	564,525	594,357
2.375% 11/1/34 (g)	297,694	317,370
2.424% 10/1/33 (g)	86,742	91,699
2.425% 11/1/36 (g)	102,554	108,791
2.426% 7/1/35 (g)	1,875,057	1,977,602
2.427% 12/1/34 (g)	331,786	351,183
2.434% 12/1/33 (g)	333,220	351,221
2.438% 8/1/35 (g)	404,834	433,468
2.498% 10/1/35 (g)	708,645	753,443
2.561% 2/1/35 (g)	664,573	708,325
2.564% 11/1/36 (g)	679,916	728,572
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.571% 10/1/41 (g)	$ 1,046,424	$ 1,091,747
2.612% 4/1/35 (g)	212,966	227,511
2.678% 7/1/35 (g)	221,284	236,592
2.696% 9/1/41 (g)	1,248,496	1,305,630
2.736% 8/1/41 (g)	1,578,321	1,651,254
2.866% 10/1/35 (g)	135,382	145,071
3% 7/1/21 to 11/1/21	18,717,222	19,702,303
3.033% 8/1/41 (g)	435,555	454,981
3.184% 1/1/40 (g)	900,878	937,837
3.483% 3/1/40 (g)	674,841	701,645
3.5% 5/1/27	5,496,100	5,874,603
3.524% 12/1/39 (g)	241,227	253,284
3.612% 3/1/40 (g)	933,815	979,095
4.5% 8/1/18 to 7/1/20	5,123,047	5,482,219
5.5% 11/1/17 to 11/1/34	8,633,233	9,449,760
6.5% 4/1/13 to 6/1/16	365,989	380,841
7% 1/1/16 to 11/1/18	56,119	60,285
7.5% 10/1/14	6,023	6,348
TOTAL FANNIE MAE		56,177,002
Freddie Mac - 1.5%
2.374% 1/1/35 (g)	102,460	108,077
2.415% 11/1/35 (g)	376,968	398,423
2.551% 4/1/35 (g)	673,555	716,598
2.61% 8/1/34 (g)	162,732	174,292
2.71% 8/1/36 (g)	212,944	228,182
2.752% 6/1/37 (g)	390,049	417,962
2.992% 8/1/41 (g)	905,542	949,040
3% 8/1/21	2,674,261	2,816,764
3.076% 9/1/41 (g)	544,564	571,739
3.564% 4/1/40 (g)	525,509	550,150
3.566% 4/1/40 (g)	599,952	627,736
4% 6/1/24 to 4/1/26	9,353,371	9,914,476
4.5% 8/1/18 to 11/1/18	2,928,087	3,120,840
8.5% 5/1/26 to 7/1/28	74,525	88,321
12% 11/1/19	1,537	1,653
TOTAL FREDDIE MAC		20,684,253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	$ 342,821	$ 395,128
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,733,484)		77,256,383
Asset-Backed Securities - 11.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	419,139	349,055
Series 2005-1 Class M1, 0.7088% 4/25/35 (g)	139,669	73,722
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6888% 4/25/35 (g)	12,573	12,212
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2010-1 Class A4, 2.3% 12/15/14	2,170,000	2,211,088
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,398,281
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,205,971
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,554,844
Series 2012-1 Class A2, 0.71% 9/15/14	1,900,000	1,901,788
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	517,182
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,447,495
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,504,864
Series 2011-5 Class A1, 0.8888% 6/15/15 (g)	2,720,000	2,724,311
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,641,237
Series 2012-2 Class A, 0.7413% 3/15/16 (g)	1,300,000	1,300,023
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,516,434
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	854,919
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,816,038
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	653,214
Series 2011-4 Class A/S, 0.92% 3/9/15	1,653,349	1,654,963
Series 2011-5 Class A2, 1.19% 8/8/15	621,591	623,298
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,001,225
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	809,640
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7888% 4/25/34 (g)	16,966	5,075
Series 2005-R2 Class M1, 0.6888% 4/25/35 (g)	262,030	231,427
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (g)	$ 82,560	$ 59,034
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (g)	167,036	39,702
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	2,083,333	2,120,040
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(d)(g)	432,000	0
Bank of America Auto Trust Series 2009-3A Class A3, 1.67% 12/15/13 (d)	127,573	127,674
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,825,587
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7388% 6/15/15 (g)	1,500,000	1,510,830
BMW Vehicle Lease Trust:
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,765,631
Series 2012-1 Class A3, 1.02% 2/20/15	1,410,000	1,408,413
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,150,000	1,150,199
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	1,422,000	1,474,950
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	726,323
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (d)(g)	197,071	155,686
Class B, 0.9898% 7/20/39 (d)(g)	373,480	164,331
Class C, 1.3398% 7/20/39 (d)(g)	478,070	9,561
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (g)	228,766	82,749
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	3,730,000	3,795,519
Series 2011-A1 Class A1, 0.4288% 3/16/15 (g)	2,850,000	2,853,188
Series 2011-A2 Class A2, 0.3288% 5/15/15 (g)	4,610,000	4,611,785
Series 2011-A3 Class A3, 0.3588% 12/15/15 (g)	5,000,000	5,000,000
Series 2012-A Class A1, 0.3388% 5/16/16 (g)	2,000,000	1,999,974
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	1,800,000	1,798,082
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,420,781
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	5,926,321
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	7,150
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class 3A4, 0.7388% 7/25/34 (g)	$ 62,430	$ 49,449
Series 2004-3 Class M4, 1.2088% 4/25/34 (g)	20,061	7,214
Series 2004-4 Class M2, 1.0338% 6/25/34 (g)	74,616	33,614
Series 2005-3 Class MV1, 0.6588% 8/25/35 (g)	1,847	1,837
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4488% 11/16/15 (g)	2,160,000	2,163,345
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,918,380
Series 2012-A2 Class A2, 0.3903% 10/17/16 (g)	3,000,000	2,997,746
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,677,490
Fannie Mae Series 2004-T5:
Class AB1, 0.7418% 5/28/35 (g)	159,655	114,508
Class AB3, 0.6889% 5/28/35 (g)	67,441	42,198
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (g)	36,914	18,220
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5188% 10/25/35 (g)	160,125	150,865
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,085,897
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,198,226
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,026,834
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,001,908
Series 2012-A Class A2, 0.62% 9/15/14	1,320,000	1,320,122
Series 2012-B Class A3, 1.01% 12/15/16	1,950,000	1,948,312
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	820,000	819,320
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8888% 12/15/14 (d)(g)	1,290,000	1,300,593
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,117,996
Series 2012-1 Class A, 0.7103% 1/15/16 (g)	4,000,000	4,012,705
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6638% 11/25/34 (g)	104,293	8,549
Class M5, 1.7388% 11/25/34 (g)	66,415	2,622
Series 2005-A:
Class M3, 0.9738% 1/25/35 (g)	120,398	37,265
Class M4, 1.2588% 1/25/35 (g)	46,138	6,918
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (d)(g)	298,000	104,300
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	401,250	385,200
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.6688% 4/15/31 (d)(g)	$ 26,672	$ 25,026
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,463,014
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,049,788
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	1,310,000	1,309,915
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (d)(g)	1,815,310	1,718,735
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5288% 8/25/33 (g)	86,819	61,667
Series 2003-5 Class A2, 0.9388% 12/25/33 (g)	44,160	34,886
Series 2004-1 Class M2, 1.9388% 6/25/34 (g)	79,595	52,541
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (g)	19,935	19,842
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	1,600,000	1,601,018
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	515,464
Series 2010-3 Class A3, 0.7% 4/21/14	1,963,139	1,964,257
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	651,055
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,564,291
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,608,390
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (g)	157,118	54,789
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	1,300,000	1,298,944
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,350,000	1,353,641
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	214,698
Series 2011-A Class A3, 1.16% 4/15/15	810,000	813,862
John Deere Owner Trust Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,720,271
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (g)	157,766	143,537
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8032% 12/27/29 (g)	70,620	62,750
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	161,935	162,884
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	60,358	61,244
Class C, 6.125% 4/20/28 (d)	60,358	61,029
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (g)	$ 99,598	$ 1,307
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	2,420,000	2,425,574
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,415,155
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,309,800
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,462,966
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (g)	165,510	126,046
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (g)	177,255	126,165
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (g)	138,792	102,854
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (g)	75,466	43,884
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (g)	50,738	31,834
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (g)	52,840	6,372
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	942,500	42,413
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	560,000	563,214
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,846,900
Series 2011-B Class A3, 0.92% 2/16/15	930,000	928,808
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,026,235
Series 2011-B Class A3, 0.95% 2/16/16	950,000	953,391
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.71% 5/15/17 (g)	2,670,000	2,669,965
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3031% 10/30/45 (g)	1,071,240	1,000,240
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(d)(g)	71,000	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (g)	797,630	337,007
Class M4, 1.6888% 9/25/34 (g)	1,086,724	229,351
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (g)	187,294	92,281
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (g)	648	535
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	332,721	332,747
Series 2010-3 Class A2, 0.93% 6/17/13	46,288	46,290
Series 2011-1, Class A2, 0.94% 2/18/14	792,177	791,942
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2011-4 Class A2, 1.37% 3/16/15	$ 1,309,236	$ 1,314,390
Series 2012-1 Class A2, 1.25% 4/15/15	1,190,000	1,194,337
Series 2012-2 Class A2, 0.91% 5/15/15	1,500,000	1,499,554
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	911,037
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (g)	165,618	121,389
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (d)(g)	48,467	47,341
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6737% 6/15/21 (g)	1,403,007	1,347,495
Series 2004-A:
Class B, 1.0537% 6/15/33 (g)	334,216	215,314
Class C, 1.4237% 6/15/33 (g)	1,181,000	437,285
Series 2004-B Class C, 1.3437% 9/15/33 (g)	1,900,000	984,391
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (g)	8,082	2,613
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (g)	86,903	63,145
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	2,093,597	2,096,608
Class A4, 1.18% 10/20/15	900,000	903,897
Series 2011-A Class A2, 1% 2/20/14	930,000	931,994
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	2,840,000	2,858,588
Series 2012-1 Series A2, 0.61% 10/20/14	1,280,000	1,280,248
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3898% 3/20/14 (g)	369,840	370,031
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (d)(g)	1,390,735	806,626
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,025,723
TOTAL ASSET-BACKED SECURITIES (Cost $164,985,803)		160,506,879
Collateralized Mortgage Obligations - 4.0%
	Principal Amount	Value
Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (d)(g)	$ 1,500,000	$ 1,503,722
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (d)(g)	1,338,179	1,340,313
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0032% 5/20/36 (g)	165,536	166,369
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (d)(g)	869,808	854,643
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	519,050	507,094
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5669% 11/20/56 (d)(g)	1,254,516	1,251,192
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3798% 12/20/54 (d)(g)	1,396,883	1,332,207
Class C2, 1.4398% 12/20/54 (d)(g)	762,000	441,960
Series 2006-2 Class C1, 1.1798% 12/20/54 (g)	3,254,000	1,887,320
Series 2006-3 Class C2, 0.7398% 12/20/54 (g)	142,000	82,360
Series 2006-4:
Class B1, 0.4198% 12/20/54 (g)	381,000	320,040
Class C1, 0.9998% 12/20/54 (g)	233,000	135,140
Class M1, 0.5798% 12/20/54 (g)	100,000	74,500
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (g)	235,000	136,300
Class 1M1, 0.5398% 12/20/54 (g)	153,000	113,985
Class 2C1, 1.1998% 12/20/54 (g)	107,000	62,060
Class 2M1, 0.7398% 12/20/54 (g)	196,000	146,020
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (g)	272,000	157,760
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (g)	572,272	548,151
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8657% 1/20/44 (g)	242,912	232,406
Class 1C, 2.9157% 1/20/44 (g)	54,183	38,197
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (g)	1,663,645	1,583,790
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (g)	1,109,775	1,055,895
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.5667% 7/15/20 (g)	2,480,000	2,478,816
Series 2012-1A Class A1, 0.4403% 1/15/13 (d)(g)	2,120,000	2,121,175
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (g)	101,145	62,741
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (g)	$ 147,145	$ 98,882
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4788% 6/26/36 (d)(g)	488,008	486,041
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.6167% 7/15/42 (d)(g)	1,000,000	1,002,143
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5888% 7/10/35 (d)(g)	74,323	60,459
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (d)(g)	18,133	17,014
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	1,023,860	1,025,752
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (g)	4,436	3,230
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	54,298	54,077
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (g)	415,454	331,561
TOTAL PRIVATE SPONSOR		21,713,315
U.S. Government Agency - 2.4%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7388% 9/25/23 (g)	293,263	294,065
floater planned amortization Series 2005-90 Class FC, 0.4888% 10/25/35 (g)	991,478	989,721
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	51,923	51,973
Series 2006-54 Class PE, 6% 2/25/33	540,453	574,555
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	408,274	453,330
Series 2003-76 Class BA, 4.5% 3/25/18	689,959	719,743
Series 2009-31 Class A, 4% 2/25/24	431,402	450,019
Series 2010-135 Class DE, 2.25% 4/25/24	1,600,323	1,626,055
Series 2011-16 Class FB, 0.3888% 3/25/31 (g)	2,748,567	2,746,599
Series 2010-123 Class DL, 3.5% 11/25/25	699,079	729,045
Series 2010-143 Class B, 3.5% 12/25/25	1,102,909	1,158,605
Series 2011-23 Class AB, 2.75% 6/25/20	884,060	917,978
target amortization Series 2008-29 Class BG 4.7% 12/25/35	810,455	858,594
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4888% 2/15/26 (g)	1,603,064	1,600,367
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2711 Class FC, 1.1388% 2/15/33 (g)	$ 2,030,000	$ 2,062,539
Series 3346 Class FA, 0.4688% 2/15/19 (g)	3,624,092	3,629,057
floater planned amortization Series 3117 Class JF, 0.5388% 2/15/36 (g)	1,122,354	1,123,205
floater sequential payer Series 3387 Class DF, 0.4188% 10/15/17 (g)	1,046,303	1,046,164
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	384,654	407,073
Series 2866 Class XE, 4% 12/15/18	799,801	827,436
Series 2901 Class UM, 4.5% 1/15/30	271,377	272,218
Series 3792 Class DF, 0.6388% 11/15/40 (g)	2,636,026	2,640,852
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	728,251	754,273
Series 3560 Class LA, 2% 8/15/14	359,025	361,419
Series 3573 Class LC, 1.85% 8/15/14	744,206	748,759
Series 3659 Class EJ 3% 6/15/18	2,053,791	2,120,125
Series 3696 Class AE, 1.2% 7/15/15	967,208	969,324
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-120 Class FB 0.5398% 9/20/35 (g)	1,803,221	1,804,784
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,110,355	1,141,187
TOTAL U.S. GOVERNMENT AGENCY		33,079,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,029,926)		54,792,379
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4221% 2/14/43 (g)(i)	1,410,300	17,680
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.3455% 7/10/45 (g)(i)	8,367,125	6,685
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (d)(g)	78,149	75,812
Class G, 0.7688% 3/15/22 (d)(g)	320,652	301,445
Class H, 1.0188% 3/15/22 (d)(g)	500,000	462,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.5488% 10/15/19 (d)(g)	$ 201,139	$ 191,082
Class G, 0.5688% 10/15/19 (d)(g)	137,009	128,788
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (d)(g)	7,917	5,704
Series 2004-1:
Class A, 0.5988% 4/25/34 (d)(g)	384,253	317,102
Class B, 2.1388% 4/25/34 (d)(g)	46,551	27,138
Class M1, 0.7988% 4/25/34 (d)(g)	26,954	19,139
Class M2, 1.4388% 4/25/34 (d)(g)	25,998	18,246
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (d)(g)	133,445	92,132
Class M1, 0.6688% 8/25/35 (d)(g)	9,901	5,100
Class M2, 0.7188% 8/25/35 (d)(g)	16,331	7,371
Class M3, 0.7388% 8/25/35 (d)(g)	9,035	3,551
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (d)(g)	47,041	29,655
Class M1, 0.6788% 11/25/35 (d)(g)	8,582	4,860
Class M2, 0.7288% 11/25/35 (d)(g)	10,896	5,911
Class M3, 0.7488% 11/25/35 (d)(g)	9,751	5,068
Class M4, 0.8388% 11/25/35 (d)(g)	12,149	5,787
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (d)(g)	820,442	569,411
Class B1, 1.6388% 1/25/36 (d)(g)	55,205	7,680
Class M1, 0.6888% 1/25/36 (d)(g)	258,044	112,843
Class M2, 0.7088% 1/25/36 (d)(g)	97,920	38,342
Class M3, 0.7388% 1/25/36 (d)(g)	105,237	37,138
Class M4, 0.8488% 1/25/36 (d)(g)	53,850	16,769
Class M5, 0.8888% 1/25/36 (d)(g)	53,850	14,517
Class M6, 0.9388% 1/25/36 (d)(g)	54,647	10,038
Series 2006-1:
Class A2, 0.5988% 4/25/36 (d)(g)	25,687	16,570
Class M1, 0.6188% 4/25/36 (d)(g)	9,187	5,400
Class M2, 0.6388% 4/25/36 (d)(g)	9,707	5,339
Class M3, 0.6588% 4/25/36 (d)(g)	8,352	4,223
Class M4, 0.7588% 4/25/36 (d)(g)	4,733	2,188
Class M5, 0.7988% 4/25/36 (d)(g)	4,594	1,890
Class M6, 0.8788% 4/25/36 (d)(g)	9,159	3,594
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (d)(g)	252,148	170,193
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class A2, 0.5188% 7/25/36 (d)(g)	$ 22,764	$ 15,126
Class B1, 1.1088% 7/25/36 (d)(g)	8,523	853
Class B3, 2.9388% 7/25/36 (d)(g)	10,499	371
Class M1, 0.5488% 7/25/36 (d)(g)	23,884	9,697
Class M2, 0.5688% 7/25/36 (d)(g)	16,851	6,001
Class M3, 0.5888% 7/25/36 (d)(g)	13,978	4,349
Class M4, 0.6588% 7/25/36 (d)(g)	9,439	2,475
Class M5, 0.7088% 7/25/36 (d)(g)	11,601	2,059
Class M6, 0.7788% 7/25/36 (d)(g)	17,309	2,211
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (d)(g)	6,738	78
Class M4, 0.6688% 10/25/36 (d)(g)	18,658	1,581
Class M5, 0.7188% 10/25/36 (d)(g)	22,336	1,311
Class M6, 0.7988% 10/25/36 (d)(g)	43,771	1,411
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (d)(g)	79,365	51,377
Class A2, 0.5088% 12/25/36 (d)(g)	359,748	158,909
Class B1, 0.9388% 12/25/36 (d)(g)	12,598	492
Class B2, 1.4888% 12/25/36 (d)(g)	5,082	141
Class M1, 0.5288% 12/25/36 (d)(g)	25,534	7,041
Class M2, 0.5488% 12/25/36 (d)(g)	17,410	3,407
Class M3, 0.5788% 12/25/36 (d)(g)	17,410	2,338
Class M4, 0.6388% 12/25/36 (d)(g)	20,892	2,431
Class M5, 0.6788% 12/25/36 (d)(g)	19,151	1,794
Class M6, 0.7588% 12/25/36 (d)(g)	17,410	1,132
Series 2007-1 Class A2, 0.5088% 3/25/37 (d)(g)	388,663	194,214
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (d)(g)	65,575	35,250
Class A2, 0.5588% 7/25/37 (d)(g)	61,418	20,507
Class B1, 1.8388% 7/25/37 (d)(g)	18,491	576
Class M1, 0.6088% 7/25/37 (d)(g)	21,890	3,056
Class M2, 0.6488% 7/25/37 (d)(g)	12,284	1,031
Class M3, 0.7288% 7/25/37 (d)(g)	12,441	885
Class M4, 0.8888% 7/25/37 (d)(g)	23,953	1,534
Class M5, 0.9888% 7/25/37 (d)(g)	21,181	1,118
Class M6, 1.2388% 7/25/37 (d)(g)	26,882	1,126
Series 2007-3:
Class A2, 0.5288% 7/25/37 (d)(g)	98,565	46,319
Class B1, 1.1888% 7/25/37 (d)(g)	84,822	6,232
Class B2, 1.8388% 7/25/37 (d)(g)	217,126	7,647
Class B3, 4.2388% 7/25/37 (d)(g)	4,471	49
Class M1, 0.5488% 7/25/37 (d)(g)	74,464	19,064
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class M2, 0.5788% 7/25/37 (d)(g)	$ 78,289	$ 14,507
Class M3, 0.6088% 7/25/37 (d)(g)	126,725	17,853
Class M4, 0.7388% 7/25/37 (d)(g)	200,395	24,590
Class M5, 0.8388% 7/25/37 (d)(g)	99,898	10,881
Class M6, 1.0388% 7/25/37 (d)(g)	78,016	7,294
Series 2007-4A:
Class A2, 0.7888% 9/25/37 (d)(g)	846,339	142,436
Class B1, 2.7888% 9/25/37 (d)(g)	40,714	1,642
Class M1, 1.1888% 9/25/37 (d)(g)	131,145	9,610
Class M2, 1.2888% 9/25/37 (d)(g)	131,145	7,148
Class M4, 1.8388% 9/25/37 (d)(g)	345,606	14,016
Class M5, 1.9888% 9/25/37 (d)(g)	345,606	10,637
Class M6, 2.1888% 9/25/37 (d)(g)	345,691	6,606
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(i)	2,930,688	110,487
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(i)	8,525,687	228,491
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (d)(g)	51,856	49,670
Class J, 1.0888% 3/15/19 (d)(g)	51,667	46,970
Series 2007-BBA8:
Class A2, 0.3888% 3/15/22 (d)(g)	530,111	521,905
Class D, 0.4888% 3/15/22 (d)(g)	52,963	47,906
Class E, 0.5388% 3/15/22 (d)(g)	275,033	243,272
Class F, 0.5888% 3/15/22 (d)(g)	168,653	145,804
Class G, 0.6388% 3/15/22 (d)(g)	43,346	36,607
Class H, 0.7888% 3/15/22 (d)(g)	52,963	41,551
Class J, 0.9388% 3/15/22 (d)(g)	52,963	39,962
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,429,003
Series 2004-PWR6 Class X2, 0.8478% 11/11/41 (g)(i)	4,145,469	14,953
Series 2005-PWR9 Class X2, 0.5337% 9/11/42 (d)(g)(i)	26,814,187	135,358
Series 2005-T18 Class A4, 4.933% 2/13/42	1,890,000	2,042,755
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (d)(g)	90,962	76,075
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3344% 5/15/35 (d)(g)(i)	8,856,286	189,206
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (d)(g)	20,581	19,817
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust floater Series 2006-FL2: - continued
Class H, 0.6098% 8/15/21 (d)(g)	$ 45,122	$ 42,115
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6723% 10/15/48 (g)(i)	42,377,534	297,151
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (d)(g)	8,608	8,409
Class H, 0.8588% 4/15/17 (d)(g)	21,773	19,378
Class J, 1.0888% 4/15/17 (d)(g)	16,697	12,356
Series 2005-FL11:
Class F, 0.6888% 11/15/17 (d)(g)	18,996	17,319
Class G, 0.7388% 11/15/17 (d)(g)	13,167	11,906
Series 2006-CN2A Class A2FL, 0.4588% 2/5/19 (d)(g)	310,000	292,929
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,334,762
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(g)	630,000	596,321
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,669,168
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	1,170,000	1,174,175
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.8672% 6/15/39 (g)	141,787	141,692
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (g)(i)	33,856,114	341,202
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (g)(i)	1,828,321	4,269
Series 2003-C4 Class A4, 5.137% 8/15/36	1,066,805	1,101,540
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(g)	236,650	215,352
0.5088% 2/15/22 (d)(g)	84,521	75,224
Class F, 0.5588% 2/15/22 (d)(g)	169,020	147,047
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	409,620	419,416
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,320,000	1,342,691
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	1,784,141	1,812,443
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.5076% 3/10/44 (g)	1,770,000	1,961,256
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.7136% 5/15/33 (d)(g)(i)	$ 1,002,878	$ 9,099
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	510,824	518,596
Class A2, 5.6355% 5/10/40 (g)	590,000	614,429
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,268,821
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (d)(g)	1,170,000	1,098,293
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	689,966	689,600
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (d)(g)(i)	71,853,541	431,409
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6788% 6/6/20 (d)(g)	105,970	102,283
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	2,236,872	2,219,828
Class C, 2.0056% 3/6/20 (d)(g)	720,000	711,841
Class D, 2.2018% 3/6/20 (d)(g)	215,000	212,545
Class E, 2.4764% 3/6/20 (d)(g)	360,000	356,092
Class F, 2.6334% 3/6/20 (d)(g)	180,000	177,973
Class G, 2.7903% 3/6/20 (d)(g)	90,000	88,950
Class H, 3.3004% 3/6/20 (d)(g)	150,000	148,624
Class J, 4.0852% 3/6/20 (d)(g)	215,000	214,047
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	366,868	366,672
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (g)	1,340,000	1,436,152
Series 2006-GG6 Class A2, 5.506% 4/10/38	363,207	363,567
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,274,338	1,278,292
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	987,506	993,078
Series 2012-GC6 Class A1, 1.282% 1/10/45	456,148	456,999
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	1,234,408	1,233,328
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,430,000	3,424,694
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	973,544	988,441
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	$ 466,985	$ 484,471
Series 2006-LDP7 Class A2, 6.0509% 4/15/45 (g)	33,019	33,028
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4688% 11/15/18 (d)(g)	17,473	16,931
Class E, 0.5188% 11/15/18 (d)(g)	24,761	23,430
Class F, 0.5688% 11/15/18 (d)(g)	37,137	33,423
Class G, 0.5988% 11/15/18 (d)(g)	32,276	26,789
Class H, 0.7388% 11/15/18 (d)(g)	24,766	20,061
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	788,626	791,719
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (g)	985,086	988,411
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	331,972	334,656
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	449,167
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	949,896
Series 2007-C6 Class A2, 5.845% 7/15/40	623,486	636,738
Series 2004-C8, 4.799% 12/15/29	1,239,694	1,320,986
Series 2005-C7 Class XCP, 0.337% 11/15/40 (g)(i)	48,698,284	44,705
Series 2006-C1 Class XCP, 0.5141% 2/15/41 (g)(i)	35,503,479	90,498
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (g)(i)	17,983,510	158,399
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (g)(i)	6,713,062	48,656
Series 2007-C2 Class XCP, 0.6794% 2/15/40 (g)(i)	33,180,364	307,449
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5788% 9/15/21 (d)(g)	145,070	123,565
Class G, 0.5988% 9/15/21 (d)(g)	286,588	235,508
Class H, 0.6388% 9/15/21 (d)(g)	73,934	57,799
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	116,409	116,257
Series 2005-MCP1 Class XP, 0.8281% 6/12/43 (g)(i)	7,848,810	54,063
Series 2005-MKB2 Class XP, 0.43% 9/12/42 (g)(i)	3,442,042	7,579
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	643,760	644,524
Series 2006-4 Class XP, 0.8105% 12/12/49 (g)(i)	13,440,465	201,150
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (d)(g)	45,397	26,330
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class A2, 0.339% 10/15/20 (d)(g)	$ 1,245,891	$ 1,187,559
Class D, 0.429% 10/15/20 (d)(g)	84,694	73,684
Class E, 0.489% 10/15/20 (d)(g)	105,926	87,919
Class F, 0.539% 10/15/20 (d)(g)	63,569	48,312
Class G, 0.579% 10/15/20 (d)(g)	78,581	56,578
Class H, 0.669% 10/15/20 (d)(g)	49,464	33,141
Class J, 0.819% 10/15/20 (d)(g)	28,936	12,193
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	394,537	401,223
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,803,273	1,854,459
Series 2012-C4 Class A1, 1.085% 3/15/45	1,241,448	1,240,761
Series 2005-HQ5 Class X2, 0.4011% 1/14/42 (g)(i)	8,075,456	16,926
Series 2005-TOP17 Class X2, 0.802% 12/13/41 (g)(i)	6,316,817	24,484
Series 2011-C3 Class A1, 2.178% 7/15/49	2,288,637	2,340,017
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	498,560	514,510
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	810,000	808,587
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3303% 9/15/21 (d)(g)	1,737,637	1,684,552
Class E, 0.5198% 9/15/21 (d)(g)	176,861	140,295
Class F, 0.5798% 9/15/21 (d)(g)	238,334	181,908
Class G, 0.5998% 9/15/21 (d)(g)	225,785	164,992
Class J, 0.8398% 9/15/21 (d)(g)	50,198	23,129
Series 2007-WHL8 Class F, 0.7188% 6/15/20 (d)(g)	376,985	275,199
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,552,573
Series 2006-C23:
Class A5, 5.416% 1/15/45 (g)	2,290,000	2,552,507
Class X, 0.2586% 1/15/45 (d)(g)(i)	194,342,108	204,837
Series 2007-C30 Class XP, 0.6679% 12/15/43 (d)(g)(i)	34,817,108	302,178
Series 2007-C31A Class A2, 5.421% 4/15/47	709,190	731,704
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,158,285)		68,231,335
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,805,151
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 9/4/12 (g)(h)	2,400,000	2,400,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	600,000
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,308,280
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.45%, tender 6/1/12 (g)	900,000	900,000
TOTAL MUNICIPAL SECURITIES (Cost $7,978,880)		8,013,431
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	3,800,000	3,808,683
United Mexican States 6.625% 3/3/15	1,300,000	1,476,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,258,400)		5,285,483
Commercial Paper - 0.5%

British Telecommunications PLC 1.5% 5/14/13	2,000,000	1,975,659
Vodafone Group PLC yankee:
1% 6/11/12	1,500,000	1,499,872
1% 2/1/13	2,000,000	1,986,935
1.25% 3/12/13	1,500,000	1,488,137
TOTAL COMMERCIAL PAPER (Cost $6,942,031)		6,950,603
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $17,174,923)	17,174,923	$ 17,174,923
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,355,872,865)		1,358,390,244
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,625,758)
NET ASSETS - 100%		$ 1,351,764,486
Futures Contracts
	Expiration Date		Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2012		$ 2,949
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)

	August 2034	$ 63,085	$ (46,749)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(f)	Feb. 2034	1,009	(968)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(f)

	Oct. 2034	$ 83,382	$ (65,415)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	61,190	(53,092)
		$ 208,666	$ (166,224)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,716,172 or 10.4% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,484.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,075,163 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,053,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,294
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 426,620,323	$ -	$ 425,545,160	$ 1,075,163
U.S. Government and Government Agency Obligations	533,558,505	-	533,558,505	-
U.S. Government Agency - Mortgage Securities	77,256,383	-	77,256,383	-
Asset-Backed Securities	160,506,879	-	156,732,852	3,774,027
Collateralized Mortgage Obligations	54,792,379	-	54,731,920	60,459
Commercial Mortgage Securities	68,231,335	-	65,327,785	2,903,550
Municipal Securities	8,013,431	-	8,013,431	-
Foreign Government and Government Agency Obligations	5,285,483	-	5,285,483	-
Commercial Paper	6,950,603	-	6,950,603	-
Money Market Funds	17,174,923	17,174,923	-	-
Total Investments in Securities:	$ 1,358,390,244	$ 17,174,923	$ 1,333,402,122	$ 7,813,199
Derivative Instruments:
Assets
Futures Contracts	$ 2,949	$ 2,949	$ -	$ -
Liabilities
Swap Agreements	$ (166,225)	$ -	$ -	$ (166,225)
Total Derivative Instruments:	$ (163,276)	$ 2,949	$ -	$ (166,225)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	(2,142,676)
Total Unrealized Gain (Loss)	4,142,328
Cost of Purchases	-
Proceeds of Sales	(3,174,759)
Amortization/Accretion	(625,484)
Transfers in to Level 3	2,428,204
Transfers out of Level 3	(6,737,241)
Ending Balance	$ 7,813,199
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 1,157,380
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	(45,184)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (166,225)
Realized gain (loss) on Swap Agreements for the period	$ 5,286
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (45,184)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,355,323,257. Net unrealized appreciation aggregated $3,066,987, of which $15,933,844 related to appreciated investment securities and $12,866,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012